UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-06351
                                    ---------
                               Green Century Funds

                                 29 Temple Place
                                    Suite 200
                                Boston, MA 02111
                    ----------------------------------------
                    (Address of principal executive offices)

                     Green Century Capital Management, Inc.
                                 29 Temple Place
                                    Suite 200
                                Boston, MA 02111
                    ----------------------------------------
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (617) 482-0800
                                                           --------------
                        Date of fiscal year end: July 31
                                                 -------
                     Date of reporting period: July 31, 2005
                                               -------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

[LOGO]
GREEN                                                              ANNUAL REPORT
CENTURY                                              Green Century Balanced Fund
FUNDS                                                  Green Century Equity Fund
                                                                   July 31, 2005

An Investment For Your Future(R). 29 Temple Place, Boston, Massachusetts 02111

     For information on the Green Century Funds(R), call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 9:00 am to 5:00 pm Eastern Time, Monday through Friday. For share price and account information, call 1-800-221-5519, twenty-four hours a day.
--------------------------------------------------------------------------------
     Dear Green Century Funds Shareholder:

     We are pleased to present the 14th Annual Report for the Green Century Funds (the "Funds"). For a more detailed discussion of the Funds' performance, please see the following section, "Management's Discussion of Fund Performance."
     The financial markets over the past twelve months have been consistently unsettled, largely due to economic uncertainty in two key areas:

  o OIL PRICES: Crude oil prices have skyrocketed over the past twelve months, moving through historically high levels of over $60/barrel as of June 24, 2005. Even on an inflation-adjusted basis, these prices are higher than they've been at any other time except during the energy crisis of the late `70s and early `80s. High crude oil prices have led to record prices at the gasoline pump for retail customers, as well as increased heating and air conditioning costs. During the busy summer vacation season, drivers have paid well above historical prices to fill up their tanks. Concurrently, there is a great deal of uncertainty in the financial markets regarding future trends in oil prices, which has impacted the performance of nearly every sector of the stock market. But the most significant short-term impact has been the divergence in sector performance--oil and gas company stocks, and to a lesser extent utilities, have performed extremely well in comparison to the general market over the past year.

  o INTEREST RATES: The U.S. Federal Reserve (the "Fed") has attempted to keep inflation under control with a series of small increases in the federal funds rate. The Fed has maintained this measured pace and has gradually tightened the money supply in quarter percent increments since June 2004, culminating in a rate hike on August 9, 2005 to a level of 3.50%. While some believe that the Fed is approaching the end of its cycle of rate increases, it remains to be seen how successfully these rate increases will control inflation, particularly in the face of rising oil and energy prices--a key component in the cost of producing products in many sectors.

     In  addition,  the  Bush  administration  has  continued  to  advocate  for legislation that directly benefits corporations in particular sectors. The comprehensive energy bill recently passed in Washington provides billions of dollars in subsidies to energy companies. Some of this money will go to support alternative technologies, but the vast majority will go to traditional energy producers. In addition, the legislation provides a huge benefit to any company proposing a new nuclear power plant. Previously the costs and risks associated with the Nuclear Regulatory Commission application process were nearly prohibitive, whereas the new legislation provides a form of "risk insurance," essentially ensuring that companies can recoup the costs incurred from a failed application. Legislation such as the energy bill can be very frustrating to investors with an environmental conscience, as it directly rewards companies in the oil, gas, coal and nuclear energy sectors, all of which are inherently dangerous to the environment.

     Nonetheless, Green Century Capital Management ("Green Century") believes strongly in the notion that companies can succeed financially while having a positive impact on the environment at the same time. Navigating the uncertainties of the economy while promoting environmentally responsible investments is both a challenge and an opportunity for the Funds, but we remain optimistic about the future of the environmental investing movement.

     SHAREHOLDER ADVOCACY--To counteract what Green Century believes to be irresponsible corporate and government behavior, Green Century has increased its shareholder advocacy work to seek to change the social and environmental behavior of corporations for what we deem the greater good. Green Century played an important role this year in achieving victories with three high-profile companies while also continuing its work on several other campaigns. When Green Century wishes to advocate for change at a company whose environmental or social performance is too egregious for it to be considered for investment by either of the Funds, Green Century will purchase a nominal position in the company for its own account to allow it to engage with the company on environmental issues.

GREEN CENTURY'S 2005 SHAREHOLDER ADVOCACY PROGRAM:

o Wilderness Preservation: Green Century continues to work to convince oil companies not to drill in the Arctic National Wildlife Refuge (the "Refuge"). This year, Green Century filed resolutions with Chevron1, ConocoPhillips1, and Exxon Mobil1. ConocoPhillips agreed to withdraw from Arctic Power, an industry lobbying group that promotes drilling in the Refuge. This was a significant step, and Green Century withdrew its resolution as a result. Exxon Mobil remains the last oil company supporting Arctic Power. Nine percent of shareholders voted in favor of Green Century's proposals at Chevron and eight percent voted in favor of Green Century's proposals at Exxon Mobil.

o Genetically Engineered Foods: Green Century is working to convince food companies not to use ingredients made with genetically modified organisms ("GMOs"); where GMOs are used, Green Century has asked food companies to tell their customers which products contain them. In response to a resolution filed by Trillium Asset Management and co-filed by Green Century, Whole Foods Market1 agreed to label its products as described above. Green Century and a coalition of active shareholders also engaged Kraft1 in dialogue concerning its use of genetically engineered ingredients.

o Global Warming: Green Century believes global warming is one of the great environmental challenges of our time. Green Century is working to help solve this problem by convincing companies to take action and to support responsible legislation to reduce global warming pollution. Five percent of Ford1 shareholders voted in favor of a resolution filed by Green Century, which asked for more information about the company's anti-environmental lobbying efforts. Green Century has also asked Hertz, a Ford subsidiary, to reduce the pollution created by its fleet of cars and trucks. Finally, Green Century engaged Amerada Hess1 and XCel Energy1 in dialogue and questioned their strategies for responding to global warming.

o Toxics & Waste Reduction: For over two years, Green Century has participated in a shareholder group in dialogue with Dell Computer1 on the environmental impact of its products. Dell has made a great deal of progress in establishing effective recycling programs for its products; we continue to seek further progress. Recently, Green Century won a significant victory when Apple Computer1 announced that it would offer free recycling of its iPod products. Customers who bring an old iPod to any of the company's Apple Stores will also receive a 10% discount on a new iPod. The general outline for this program was proposed by Green Century when its representative spoke at Apple's annual meeting in April. At the time, Apple CEO Steve Jobs was defensive in his response, but subsequently he agreed to implement this new program.

o Political Contributions: Corporations are often active supporters of political campaigns, and many corporations also invest significantly in political lobbying; however, there are currently very few requirements for corporations to disclose the nature and scope of these activities. Green Century supports transparency in corporate political giving to reduce the potential that these contributions might encourage behavior harmful to the environment. Green Century co-filed a resolution with Southern Company1 on this issue; ten percent of the shareholders voted in favor of the resolution.

     During the years that Green Century has engaged in shareholder advocacy efforts, it has helped to convince a variety of corporations to improve their environmental behavior on issues ranging from wilderness protection to recycling programs to global warming impacts. Next year, Green Century will continue to use its power as a shareholder to advocate that corporations adopt strong and effective environmental policies.

     Green Century also wishes to remind shareholders of a new service which provides electronic access to your Green Century Funds investment information via the Green Century website. It also allows shareholders to perform transactions on-line. Go to www.greencentury.com and click on "Check My Account" to learn how to obtain access to these new services.

     Thank you for supporting our work and for your investment in the Green Century Funds.

      Respectfully,


Green Century Capital Management

--------------------------------------------------------------------------------
The Green Century Funds' proxy voting guidelines and a record of the Funds' proxy votes for the year ended June 30, 2005 are available without charge, upon request, (i) at www.greencentury.com, (ii) by calling 1-800-93-GREEN, (iii) sending an e-mail to info@greencentury.com, and (iv) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Green Century Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Green Century Funds' Forms N-Q are available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q may also be obtained by calling 1-800-93-GREEN, or by emailing a request to info@greencentury.com.
--------------------------------------------------------------------------------

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

GREEN CENTURY BALANCED FUND

     INVESTMENT OBJECTIVE--The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds which meet Green Century's standards for corporate environmental responsibility.

     PORTFOLIO ORIENTATION--As of the fiscal year ended July 31, 2005, equity holdings in the Green Century Balanced Fund were split between small, mid, and large capitalization growth companies, reflecting the portfolio manager's desire to find attractive growth opportunities among companies of all sizes. The Fund continues to invest in environmentally distinguished companies which the portfolio manager believes have the potential to generate competitive stock performance in the long-term. The Balanced Fund continues to maintain a mix of approximately 65%-70% of the portfolio in equities, and 25%-30% in fixed income; as of July 31, 2005, the portfolio was comprised of 67.9% equities, 30.0% fixed income, and 2.1% cash, cash equivalents and other assets less liabilities.

     Like other funds heavily invested in stocks, the Balanced Fund's share price will fluctuate daily depending on the performance of the companies that comprise the Balanced Fund's investments, the general market and the economy overall. Furthermore, the Balanced Fund's investments may be more focused in small- and mid-cap companies, which involve greater risk than investing in the stocks of larger, more established companies. These greater risks may cause the share prices of small- and mid-cap companies to be more volatile than the share prices of larger companies. Finally, the bond portion of the Balanced Fund's investments is weighted toward high-yield, below-investment-grade bonds, which also involve greater risk than investing in more highly rated bonds. As a result of the Balanced Fund's holdings of small- and mid-cap companies and high-yield bonds, the value of investments in the Balanced Fund have, in the past, fluctuated more widely than the value of most other balanced funds.

     During the fiscal year, the two sectors that contributed significantly to the Balanced Fund's strong performance were Healthy Living and Medical Products. In addition, the Balanced Fund benefited from continued acquisition activity in the water industry, with its largest holding in this sector, Ionics, being acquired during the year by General Electric1 at a significant premium.

               ---------------------------------------------------
               GREEN CENTURY BALANCED FUND INVESTMENTS BY INDUSTRY as a percentage of net assets, as of July 31, 2005
               ---------------------------------------------------
[CHART]

Internet Products & Services.........................12.5%
Medical Products.....................................12.0%
Food & Beverage......................................11.6%
Other*...............................................11.2%
Healthcare...........................................10.0%
Healthy Living........................................9.1%
Alternative/Renewable Energy..........................7.1%
Technology............................................5.4%
Telecommunications....................................5.3%
Financials............................................3.5%
Office Equipmen.......................................3.4%
Auto Manufacturing....................................3.2%
Forest Products & Paper...............................3.1%
Business Services.....................................2.6%


     ECONOMIC ENVIRONMENT--The equity markets during the past fiscal year experienced many swings, but ended on an upward trend. The stock market overall suffered in the spring of 2005 from increasingly high crude oil prices, a sharply reduced profit projection from automobile giant General Motors1, and a fresh concern about inflation from the Fed. Despite more unsettling news that included suicide bombings in Europe, the revaluation of the Chinese yuan, and record high crude oil futures, the bond and equity markets remained surprisingly resilient. The month of July 2005 brought returns that matched those experienced in November 2004.

     *Other includes Transportation, 2.4%; Apparel, 2.3%; Cash & Equivalents, 2.1%; Diversified Manufacturing, 1.9%; Consumer Goods & Services, 1.5%; and Banks, 1.0%.

     In the second half of 2005, the portfolio manager anticipates investors may reward companies that meet their earnings estimates, which could make the stocks and bonds held by the Balanced Fund increasingly attractive to new investors. The portfolio manager also believes that the U.S. economy will experience continued growth in the year ahead and that corporate earnings will rise. While rising interest rates over the past year have put significant pressure on bond prices, the portfolio manager believes that inflationary pressures are under control and that we may be nearing the end of the current cycle of Fed tightening. In this environment, investors may begin to place higher value on growth.

     INVESTMENT STRATEGY AND PERFORMANCE--Green Century believes that environmental responsibility may enhance corporate profitability, which in turn may produce competitive returns. Environmentally sound companies may enjoy higher profitability through lower costs and participation in growth sectors of the market. In addition, this investment strategy seeks to avoid companies at risk due to exposure to environmental liability.

     The Balanced Fund's return for its fiscal year ended July 31, 2005 was 17.41%, compared to 11.60% for the Lipper Balanced Fund Index.2 Additional returns for various time periods are:*


----------------------------------------------------------------------------------------------------------------------
                                                            ANNUAL RETURNS
----------------------------------------------------------------------------------------------------------------------
GREEN CENTURY BALANCED FUND                                    ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
----------------------------------------------------------------------------------------------------------------------
June 30, 2005 . . . . . . . . Green Century Balanced Fund        3.91%         11.75%         -4.39%         9.60%
                              Lipper Balanced Fund Index         7.12%          7.68%          2.70%         8.12%
----------------------------------------------------------------------------------------------------------------------
July 31, 2005 . . . . . . . . Green Century Balanced Fund       17.41%         18.08%         -2.80%         9.65%
                              Lipper Balanced Fund Index        11.60%         10.40%          3.21%         8.13%
----------------------------------------------------------------------------------------------------------------------


* The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain Fund prices and performance information as of the most recent month-end, call 1-800-93-GREEN. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder might pay on Fund distributions or the redemption of Fund shares.

     The Balanced Fund outperformed the Lipper Balanced Fund Index for the fiscal year ended July 31, 2005. The Balanced Fund's performance during the fiscal year was helped particularly by strong performances from larger capitalization stocks such as Whole Foods1 (the nation's largest retailer of natural and organic foods), Amgen1 (a leader in biotechnology), Getty Images1 (market leader in commercial resale of images, film, and other visual content) and Apple Computer1 (computer hardware manufacturer, maker of the iPod), as well as smaller capitalization stocks such as Fuel-Tech1 (a leader in providing pollution control solutions to industrial customers), aQuantive1 (a leader in the field of online advertising), and SurModics1 and Durect1 (both innovators in the field of drug delivery systems). On the down side of a generally positive year for the Fund, three companies in particular, all in the computer software and internet sectors--Intraware1, Netflix1, and Aptimus1--had a negative impact on the Fund's performance during the fiscal year.

     The  following  graph  presents the long-term  performance  of the Balanced
Fund.*

[CHART]
------------------------------
GROWTH OF A $10,000 INVESTMENT
------------------------------
              Green Century                        The Lipper Balanced
              Balanced Fund     S&P 500(R) Index       Fund Index
----------------------------------------------------------------------
 7/31/1995      $10,000             $10,000             $10,000
 7/31/1996       11,111              11,657              10,955
 7/31/1997       13,969              17,735              14,336
 7/31/1998       14,258              21,154              15,873
 7/31/1999       14,961              25,427              17,577
 7/31/2000       28,955              27,711              18,655
 7/31/2001       23,399              23,740              18,496
 7/31/2002       15,256              18,130              16,238
 7/31/2003       20,875              20,059              17,753
 7/31/2004       21,394              22,701              19,576
 7/31/2005       25,119              25,890              21,847

Past performance is not predictive of future performance
----------------------------------------------------------------------
                           Yearly periods ending July 31


The S&P 500(R) Index is an
unmanaged index of 500 stocks.
Similar to the Balanced Fund, the
S&P 500(R) Index's performance
reflects reinvestment of dividends
and distributions. Unlike the Fund,
however, the S&P 500(R) Index's
performance does not include
management and other operating
expenses.
The Lipper Balanced Fund Index
includes the 30 largest funds whose
primary objective is to conserve
principal by maintaining at all times
a balanced portfolio of both stocks
and bonds. Typically the stock/bond
ratio ranges around 60%/40%.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

GREEN CENTURY EQUITY FUND

     INVESTMENT OBJECTIVE--The Green Century Equity Fund seeks long-term total return which matches the performance of an index comprised of the stocks of approximately 400 companies selected based on social and environmental criteria.

     PORTFOLIO ORIENTATION--The Equity Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Domini Social Index Portfolio (the "Index Portfolio"), which has the same investment objective as the Equity Fund. Like other index funds, the Equity Fund is not actively managed in the traditional investment sense, but rather seeks to be nearly fully invested at all times in a broad and diverse portfolio of stocks which meet certain environmental and social criteria. The Equity Fund, like many other mutual funds invested primarily in stocks, carries the risk of investing in the stock market. The large companies in which the Equity Fund's portfolio is invested may perform worse that the stock market as a whole.

     In evaluating stocks for inclusion in the Index Portfolio, a company's environmental performance, employee relations, corporate citizenship, product quality, and attitudes with regard to consumer issues are considered. Companies are excluded, based on data available, which derive more than 2% of their gross revenues from the sale of military weapons; derive any revenues from the manufacture of tobacco products or alcoholic beverages; derive any revenues from gambling enterprises; own directly or operate nuclear power plants or participate in businesses related to the nuclear fuel cycle.

               --------------------------------------------------
               GREEN CENTURY EQUITY FUND INVESTMENTS BY INDUSTRY as a percentage of net assets, as of July 31, 2005
               --------------------------------------------------
[CHART]

Financials.............................22.7%
Information Technology.................19.8%
Consumer Discretionary.................15.3%
Health Care............................13.3%
Consumer Staples.......................12.3%
Industrials.............................6.4%
Other*..................................5.4%
Telecommunication Services..............4.8%

     INVESTMENT STRATEGY AND PERFORMANCE--Green Century believes that enterprises which exhibit a social awareness could be better prepared to meet future societal needs for goods and services and may be less likely to incur certain legal liabilities that may be assessed when a product or service is determined to be harmful to the environment. Green Century also believes that such investments may, over the long term, provide investors with a return that is competitive with enterprises that do not exhibit such social and environmental awareness.

     *Other includes Energy, 2.6%; Materials, 1.6%; Utilities, 0.8%; and Other Assets, Net of Liabilities, 0.4%.

     The Green Century Equity Fund's total return for its fiscal year ended July 31, 2005 was 10.10%, while the Standard & Poor's 500(R) Index (the "S&P 500(R) Index")3 returned 14.05%. Additional returns for various time periods are:*


----------------------------------------------------------------------------------------------------------------------
                                                           ANNUAL RETURNS
----------------------------------------------------------------------------------------------------------------------
GREEN CENTURY EQUITY FUND                                      ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS(4)
----------------------------------------------------------------------------------------------------------------------
June 30, 2005 . . . . . . . . Green Century Equity Fund          0.91%          5.97%         -4.67%         8.66%
                              S&P 500(R) Index                   6.32%          8.28%         -2.37%         9.94%
----------------------------------------------------------------------------------------------------------------------
July 31, 2005 . . . . . . . . Green Century Equity Fund         10.10%         10.49%         -3.41%         8.84%
                              S&P 500(R) Index                  14.05%         12.61%         -1.35%         9.98%
----------------------------------------------------------------------------------------------------------------------

     * The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain Fund prices and performance information as of the most recent month-end, call 1-800-93-GREEN. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder might pay on Fund distributions or the redemption of Fund shares.

     The performance of the Equity Fund was helped, relative to the S&P 500(R) Index, in part due to an overweighting in the consumer discretionary and technology sectors, and specifically due to a few stocks that performed better than others within their sectors, such as Home Depot1 and Target1 in the consumer discretionary sector, and Apple Computer1 and Texas Instruments1 in the technology sector.

     The performance of the Fund was hurt, relative to the S&P 500(R) Index, in part due to an underweighting in the utilities and industrial sectors. Energy has been the top performing sector in the S&P 500(R) Index over the past twelve months, and energy companies excluded from the Equity Fund, such as ConocoPhillips1, Chevron Corp1, and Valero Energy1, all posted strong returns during that time. Excluded stocks Excelon Corp1 in the utilities sector, and General Electric1 in the industrial sector, also performed well over the past twelve months. The exclusion of companies such as these for environmental reasons has contributed to the Fund's underperformance relative to the S&P 500(R) Index during this fiscal year. The following graph presents the long-term performance of the Equity Fund.*

[CHART]
------------------------------
GROWTH OF A $10,000 INVESTMENT
------------------------------
                                              Green Century
                   S&P 500(R) Index            Equity Fund
----------------------------------------------------------------------
 7/31/1995             $10,000                  $10,000
 7/31/1996              11,416                   11,657
 7/31/1997              17,482                   17,735
 7/31/1998              21,210                   21,154
 7/31/1999              25,783                   25,427
 7/31/2000              27,747                   27,711
 7/31/2001              22,658                   23,740
 7/31/2002              17,295                   18,130
 7/31/2003              19,158                   20,059
 7/31/2004              21,190                   22,701
 7/31/2005              23,331                   25,890

Past performance is not predictive of future performance
----------------------------------------------------------------------
                          Yearly periods ending July 31


The S&P 500(R) Index is an
unmanaged index of 500 stocks.
Similar to the Equity Fund, the S&P
500(R) Index's performance reflects
reinvestment of dividends and
distributions. Unlike the Fund,
however, the S&P 500(R) Index's
performance does not include
management and other operating
expenses.

(1) As of July 31, 2005, neither of the Green Century Funds was invested in Chevron, ConocoPhillips, Kraft, Exxon Mobil, Ford, Amerada Hess, Xcel Energy, Southern Company, Excelon, Valero Energy, General Motors, Intraware, Netflix, or General Electric. As of July 31, 2005, Home Depot comprised 1.55%; Target comprised 0.86%; Texas Instruments comprised 0.88%; Dell Computer comprised 1.63%; and Apple Computer comprised 0.58% of the Green Century Equity Fund. As of July 31, 2005, Whole Foods Markets comprised 3.94%, Amgen comprised 1.92%, Apple Computer comprised 2.05%, Fuel-Tech comprised 2.73%, Durect comprised 4.81%, Aptimus comprised 2.53%, aQuantive comprised 2.27%, Getty Images comprised 2.59%, and SurModics comprised 2.81% of the Green Century Balanced Fund. Holdings may change due to ongoing management of the Funds. References to specific securities do not constitute a recommendation by the Funds, their advisers, or their distributor.

(2) Lipper Analytical Services, Inc. ("Lipper") is a respected mutual fund reporting service. The Lipper Balanced Fund Index includes the 30 largest funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically the stock/bond ratio ranges around 60%/40%.

(3) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is heavily weighted toward stocks with large market capitalization and represents approximately two-thirds of the total market value of all domestic stocks. It is not possible to invest directly in the S&P 500(R) Index.

(4) The Green Century Equity Fund, which commenced investment operations in September 1995, invests all of its investable assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Index Portfolio"). Consistent with regulatory guidance, the performance for the period prior to the Fund's inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of charges and expenses of the Fund.

This  material must be preceded or  accompanied  by a current prospectus.

Distributor: UMB Distribution Services LLC 9/05

                              GREEN CENTURY FUNDS
                                EXPENSE EXAMPLE

                     FOR THE SIX MONTHS ENDED JULY 31, 2005

     As a shareholder of the Green Century Funds (the "Funds"), you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees (for the Green Century Balanced Fund only); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005 (the "period").

ACTUAL EXPENSES
     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of either of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on shares held for 60 days or less. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD

                                              BALANCED FUND                                    EQUITY FUND
                              ----------------------------------------------    ----------------------------------------------
                               BEGINNING        ENDING         EXPENSES          BEGINNING        ENDING         EXPENSES
                                ACCOUNT         ACCOUNT     PAID DURING THE       ACCOUNT         ACCOUNT     PAID DURING THE
                                 VALUE           VALUE       PERIOD ENDED          VALUE           VALUE       PERIOD ENDED
                               FEBRUARY 1,      JULY 31,       JULY 31,          FEBRUARY 1,      JULY 31,       JULY 31,
                                  2005           2005           2005(1)             2005           2005           2005(1,2)


Actual Example.................$1,000.00       $1,058.30        $12.12           $1,000.00       $1,039.70        $7.59
Hypothetical Example,
  assuming a 5% return before
  expenses .....................1,000.00        1,013.22         11.85            1,000.00        1,017.56         7.50


(1) Expenses are equal to the Funds' annualized expense ratios (2.37% for the Balanced Fund and 1.50% for the Equity Fund), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2) The Example reflects the expenses of both the Index Portfolio and the Equity Fund.

                          GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                 JULY 31, 2005

COMMON STOCKS -- 67.9%

                                                     SHARES            VALUE
MEDICAL PRODUCTS --12.0%
Durect Corp. (b) . . . . . . . . . . . . . . . . . .500,000         $ 3,005,000
Intermagnetics General Corp. (b) . . . . . . . . . . 50,000           1,468,500
SurModics, Inc. (b) . . . . . . . . . . . . . . . . .45,000           1,748,700
ThermoGenesis Corp. (b) . . . . . . . . . . . . . . 225,000           1,291,500
                                                                    -----------
                                                                      7,513,700
                                                                    -----------
INTERNET PRODUCTS & SERVICES --9.2%
Adobe Systems, Inc. . . . . . . . . . . . . . . . . .46,000           1,363,440
Aptimus, Inc. (b) . . . . . . . . . . . . . . . . . 100,000           1,582,100
aQuantive, Inc. (b) . . . . . . . . . . . . . . . . .75,000           1,414,500
Audible, Inc. (b) . . . . . . . . . . . . . . . . .  60,000           1,079,400
iBasis, Inc. (b) . . . . . . . . . . . . . . . . . .100,000             265,000
Intraware, Inc. (b) . . . . . . . . . . . . . . . .  40,000              13,200
                                                                    -----------
                                                                      5,717,640
                                                                    -----------
HEALTHCARE --8.4%
Amgen, Inc. (b) . . . . . . . . . . . . . . . . . . .15,000           1,196,250
Arena Pharmaceuticals, Inc. (b) . . . . . . . . . . 100,000             867,000
Isis Pharmaceuticals, Inc. (b) . . . . . . . . . . .250,000           1,155,000
Novozymes A/S (c) . . . . . . . . . . . . . . . . . .40,000           2,045,120
                                                                    -----------
                                                                      5,263,370
                                                                    -----------

HEALTHY LIVING --7.9%
Herbalife Ltd. (b) . . . . . . . . . . . . . . . . . 60,000           1,379,400
Martek Biosciences Corp. (b) . . . . . . . . . . . . 25,000           1,089,750
Whole Foods Market, Inc. . . . . . . . . . . . . . . 18,000           2,457,180
                                                                    -----------
                                                                      4,926,330
                                                                    -----------
ALTERNATIVE/RENEWABLE ENERGY --7.1%
Fuel-Tech N.V. (b) . . . . . . . . . . . . . . . . .250,000           1,705,000
Gamesa Corp. Tecnologica, S.A. (c) . . . . . . . . .100,000           1,319,110
Headwaters, Inc. (b) . . . . . . . . . . . . . . . . 15,000             641,250
Quantum Fuel Systems Technologies
  Worldwide, Inc. (b) . . . . . . . . . . . . . . . 170,000             765,000
                                                                    -----------
                                                                      4,430,360
                                                                    -----------
TECHNOLOGY--5.4%
Apple Computer, Inc. (b) . . . . . . . . . . . . . . 30,000           1,279,500
Avid Technology, Inc. (b) . . . . . . . . . . . . . .25,000           1,028,750
F5Networks, Inc. (b) . . . . . . . . . . . . . . . . 14,000             590,520
Sonic Solutions, Inc. (b) . . . . . . . . . . . . . .25,000             480,000
                                                                    -----------
                                                                      3,378,770
                                                                    -----------

                                                     SHARES            VALUE
FOOD & BEVERAGE --5.3%
Green Mountain Coffee Roasters, Inc. (b) . . . . . . 35,000         $ 1,226,750
Starbucks Corp. (b) . . . . . . . . . . . . . . . . .25,000           1,313,750
SunOpta, Inc. (b) . . . . . . . . . . . . . . . . . 125,000             751,250
                                                                    -----------
                                                                      3,291,750
                                                                    -----------
BUSINESS SERVICES --2.6%
Getty Images, Inc. (b) . . . . . . . . . . . . . . . 20,000           1,615,000
                                                                    -----------
AUTO MANUFACTURING --2.4%
Toyota Motor Corp. American
Depository Receipt (c) . . . . . . . . . . . . . . . 20,000           1,517,200
                                                                    -----------
TRANSPORTATION--2.4%
East Japan Railway Co. (c) . . . . . . . . . . . . . . .300           1,477,318
                                                                    -----------
APPAREL --2.3%
The Timberland Co. (b) . . . . . . . . . . . . . . . 44,000           1,468,720
                                                                    -----------
DIVERSIFIED MANUFACTURING --1.9%
NAM TAI Electronics, Inc. (c) . . . . . . . . . . . .50,000           1,185,000
                                                                    -----------
BANKS--1.0%
Wainwright Bank & Trust Co. . . . . . . . . . . . . .57,750             635,250
                                                                    -----------
Total Common Stocks
  (Cost $36,025,934) . . . . . . . . . . . . . . . . .               42,420,408
                                                                    -----------
CORPORATE BONDS & NOTES -- 30.0%
                                                   PRINCIPAL
                                                     AMOUNT
FOOD & BEVERAGE --6.3%
Chiquita Brands International, Inc.
  7.50%, due 11/1/14 . . . . . . . . . . . . . . $1,500,000           1,462,500
Dean Foods Co.
  8.15%, due 8/1/07 . . . . . . . . . . . . . . . 1,300,000           1,381,250
Dean Foods Co.
  6.90%, due 10/15/17 . . . . . . . . . . . . . . 1,000,000           1,060,000
                                                                    -----------
                                                                      3,903,750
                                                                    -----------
TELECOMMUNICATIONS --5.3%
AT&T Corp.
  9.05%, due 11/15/11 . . . . . . . . . . . . . . 1,000,000           1,146,250
Nextel Communications, Inc.
  7.375%, due 8/1/15 . . . . . . . . . . . . . . .2,000,000           2,165,000
                                                                    -----------
                                                                      3,311,250
                                                                    -----------

                          GREEN CENTURY BALANCED FUND
                     PORTFOLIO OF INVESTMENTS--(CONCLUDED)

                                 JULY 31, 2005

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
FINANCIALS --3.5%
SLM Corp.
  4.00%, due 7/25/14 (d). . . . . . . . . . . . .$2,235,000         $ 2,205,699
                                                                    -----------
OFFICE EQUIPMENT --3.4%
Xerox Corp.
  7.625%, due 6/15/13 . . . . . . . . . . . . . . 2,000,000           2,145,000
                                                                    -----------
INTERNET PRODUCTS & SERVICES --3.3%
Akamai Technologies, Inc.
  5.50%, due 7/1/07 . . . . . . . . . . . . . . . 2,000,000           2,027,500
                                                                    -----------
FOREST PRODUCTS & PAPER --3.1%
Mercer International, Inc.
  9.25%, due 2/15/13 . . . . . . . . . . . . . .  2,250,000           1,895,625
                                                                    -----------
HEALTHCARE --1.6%
HCA, Inc.
  6.30%, due 10/1/12 . . . . . . . . . . . . . .  1,000,000           1,021,342
                                                                    -----------
CONSUMER GOODS & SERVICES --1.5%
Nebraska Book Co.
  8.625%, due 3/15/12 . . . . . . . . . . . . . . 1,000,000             957,500
                                                                    -----------
HEALTHY LIVING --1.2%
NBTY, Inc.
  8.625%, due 9/15/07 . . . . . . . . . . . . . . . 750,000             751,875
                                                                    -----------
AUTO MANUFACTURING --0.8%
Toyota Motor Credit Corp.
  4.125%, due 7/25/17 (c)(e) . . . . .  . . . . . . 500,000             492,756
                                                                    -----------
Total Corporate Bonds and Notes
(Cost $18,623,351) . . . . . . . . . . . . . . . . .                 18,712,297
                                                                    -----------

                                                                       VALUE
SHORT TERM OBLIGATION -- 1.9%

REPURCHASE AGREEMENT --1.9%
Investors Bank & Trust Repurchase
  Agreement, 2.01%, dated 7/29/05, due
  8/1/05, proceeds $1,191,814
  (collateralized by U.S.Treasury Note,
  3.875%, due 5/15/2010, value $1,215,447)
  (Cost $1,191,615) . . . . . . . . . . . . . . . . .               $ 1,191,615
                                                                    -----------
TOTAL INVESTMENTS (A) -- 99.8%
  (Cost $55,840,900) . . . . . . . . . . . . . . . . .               62,324,320
Other Assets less Liabilities -- 0.2% . . . . . . . .                   125,023
                                                                    -----------
NET ASSETS-- 100.0% . . . . . . . . . . . . . . . . .               $62,449,343
                                                                    ===========

-------------------
(a) The cost of investments for federal income tax purposes is $55,844,001 resulting in gross unrealized appreciation and depreciation of $8,553,674 and $2,073,355, respectively, or net unrealized appreciation of $6,480,319.
(b)  Non-income producing security.
(c) Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(d)  Floating rate bond. Rate shown is currently in effect at July 31, 2005.
(e)  Step rate bond. Rate shown is currently in effect at July 31, 2005.




                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                 JULY 31, 2005

ASSETS:
Investments, at value (cost $55,840,900) . . . . . . . . . . . . . $ 62,324,320
Receivables for:
  Capital stock sold . . . . . . . . . . . . . . . . . . . . . . . . . . .6,862
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .399,527
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . 62,730,709
                                                                   ------------
LIABILITIES:
Payable for capital stock repurchased . . . . . . . . . . . . . . . . . 156,569
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .  124,797
                                                                   ------------
    Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . 281,366
                                                                   ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 62,449,343
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . .$ 75,258,012
Undistributed net investment income . . . . . . . . . . . . . . . . . . . 5,853
Accumulated net realized losses on investments . . . . . . . . . . .(19,297,942)
Net unrealized appreciation on investments . . . . . . . . . . . . . .6,483,420
                                                                   ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 62,449,343
                                                                   ============
SHARES OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . . . . .3,780,850
                                                                   ============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE . . . . .$ 16.52
                                                                   ============


                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED JULY 31, 2005

INVESTMENT INCOME:
Interest income . . . . . . . . . . . . . . . . . . . . . . . . . . .$1,438,019
Dividend income (net of $11,267 foreign withholding taxes) . . . . . . .184,910
                                                                   ------------
Total investment income . . . . . . . . . . . . . . . . . . . . . . . 1,622,929
                                                                   ------------
EXPENSES:
Administrative services fee . . . . . . . . . . . . . . . . . . . . . . 819,189
Investment advisory fee . . . . . . . . . . . . . . . . . . . . . . . . 446,389
Distribution fee . . . . . . . . . . . . . . . . . . . . . . . . . . . .148,796
                                                                   ------------
Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .1,414,374
                                                                   ------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . 208,555
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
  Investments and foreign currency transactions . . . . . . . . . . . 2,024,115
  Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . 234,667
                                                                   ------------
                                                                      2,258,782
Change in net unrealized appreciation/depreciation on:
  Investments and foreign currency translations . . . . . . . . . . . 6,628,604
  Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . (8,360)
                                                                   ------------
                                                                      6,620,244
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS . . . . . . . . . . . . . . . . .8,879,026
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . $9,087,581
                                                                   ============


                       See Notes to Financial Statements



                          GREEN CENTURY BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE           FOR THE
                                                                          YEAR ENDED        YEAR ENDED
                                                                         JULY 31, 2005     JULY 31, 2004
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .$ 208,555        $ 455,786
  Net realized gains on investments, foreign currency transactions
  and options written . . . . . . . . . . . . . . . . . . . . . . . . . . .2,258,782       14,424,232
  Change in net unrealized appreciation/depreciation on investments,
    foreign currency translations and options written . . . . . . . . . . .6,620,244      (10,213,153)
  Net increase in net assets resulting from operations . . . . . . . . . . 9,087,581        4,666,865

Dividends and distributions to shareholders:
  From net investment income . . . . . . . . . . . . . . . . . . . . . . . .(227,807)        (480,216)

Capital share transactions:
  Proceeds from sales of shares . . . . . . . . . . . . . . . . . . . . . 20,616,787       38,252,325
  Reinvestment of dividends and distributions . . . . . . . . . . . . . . . .219,865          466,205
  Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . (17,644,607)     (63,813,770)
  Net increase (decrease) in net assets resulting from
    capital share transactions . . . . . . . . . . . . . . . . . . . . . . 3,192,045      (25,095,240)

Total increase (decrease) in net assets . . . . . . . . . . . . . . . . . 12,051,819      (20,908,591)

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . 50,397,524       71,306,115
  End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 62,449,343     $ 50,397,524


                          GREEN CENTURY BALANCED FUND
                              FINANCIAL HIGHLIGHTS


                                                                        FOR THE YEARS ENDED JULY 31,
                                                                  2005     2004     2003     2002     2001
                                                               -------------------------------------------
Net Asset Value, beginning of year . . . . . . . . . . . . . . $ 14.11  $ 13.88  $ 10.30  $ 15.94  $ 23.56
                                                               -------  -------  -------  -------  -------

Income from investment operations:
  Net investment income . . . . . . . . . . . . . . . . . . . . . 0.05     0.12     0.16     0.14     0.10
  Net realized and unrealized gain (loss) on investments . . . . .2.42     0.23     3.59    (5.66)   (4.10)
                                                               -------  -------  -------  -------  -------
Total increase (decrease) from investment operations . . . . . . .2.47     0.35     3.75    (5.52)   (4.00)
                                                               -------  -------  -------  -------  -------
Less dividends and distributions:
  Dividends from net investment income . . . . . . . . . . . . . (0.06)   (0.12)   (0.17)   (0.12)   (0.11)
  Distributions from net realized gains . . . . . . . . . . . . . . --       --       --       --    (3.51)
                                                               -------  -------  -------  -------  -------
Total decrease from dividends and distributions . . . . . . . . .(0.06)   (0.12)   (0.17)   (0.12)   (3.62)
                                                               -------  -------  -------  -------  -------
Net Asset Value, end of year . . . . . . . . . . . . . . . . . $ 16.52  $ 14.11  $ 13.88  $ 10.30  $ 15.94
                                                               =======  =======  =======  =======  =======
Total return . . . . . . . . . . . . . . . . . . . . . . . . . . 17.41%    2.49%   36.83%  (34.80)% (19.19)%
Ratios/Supplemental data:
  Net assets, end of year (in 000's) . . . . . . . . . . . . . $62,449  $50,398  $71,306  $36,225  $63,654
  Ratio of expenses to average net assets . . . . . . . . . . . . 2.38%    2.37%    2.44%    2.39%    2.35%
  Ratio of net investment income to average net assets . . . . . .0.35%    0.71%    1.51%    0.95%    0.60%
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . .86%      81%      94%      70%      91%


                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                 JULY 31, 2005

ASSETS:
Investment in Domini Social Index Portfolio, at value . . . . . . . $35,456,858
Receivable for capital stock sold . . . . . . . . . . . . . . . . . . . .17,896
                                                                    -----------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . 35,474,754
                                                                    -----------
LIABILITIES:
Payable for capital stock repurchased . . . . . . . . . . . . . . . . . .52,959
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38,349
                                                                    -----------
    Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . .91,308
                                                                    -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$35,383,446
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . $36,317,937
Undistributed net investment income . . . . . . . . . . . . . . . . . . .29,576
Accumulated net realized loss on investment . . . . . . . . . . . . .(7,089,796)
Net unrealized appreciation on investment . . . . . . . . . . . . . . 6,125,729
                                                                    -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$35,383,446
                                                                    ===========
SHARES OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . . . . .1,777,338
                                                                    ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE . . . . .$ 19.91
                                                                    ===========


                           GREEN CENTURY EQUITY FUND
                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED JULY 31, 2005


NET INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index Portfolio . . . . . . . . . . . . . . . .$ 733,399
Expenses from Index Portfolio . . . . . . . . . . . . . . . . . . . . . (76,682)
                                                                    -----------
    Net investment income from Index Portfolio . . . . . . . . . . . . .656,717
                                                                    -----------
EXPENSES:
Administrative services fee . . . . . . . . . . . . . . . . . . . . . . 436,364
                                                                    -----------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . 220,353
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS ALLOCATED FROM INDEX PORTFOLIO:
Net realized losses on investments allocated from Index Portfolio . . .(958,552) Change in net unrealized appreciation/depreciation on investments allocated from Index Portfolio . . . . . . . . . . . . . . . . . . .4,049,559
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS . . . . . . . . . . . 3,091,007
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . $3,311,360
                                                                    ===========

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                         FOR THE           FOR THE
                                                                         YEAR ENDED        YEAR ENDED
                                                                         JULY 31, 2005     JULY 31, 2004

INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . $ 220,353         $ (3,132)
Net realized losses on investments allocated from Index Portfolio . . . . . (958,552)        (494,368)
Change in net unrealized appreciation/depreciation on investments allocated from Index
  Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4,049,559        3,588,747
                                                                         -----------      -----------
  Net increase in net assets resulting from operations . . . . . . . . . . 3,311,360        3,091,247
                                                                         -----------      -----------
Dividends and distributions to shareholders:
  From net investment income . . . . . . . . . . . . . . . . . . . . . . .  (190,777)         (26,089)
                                                                         -----------      -----------
Capital share transactions:
  Proceeds from sales of shares . . . . . . . . . . . . . . . . . . . . .  3,513,790        4,410,893
  Reinvestment of dividends and distributions . . . . . . . . . . . . . . .  184,204           25,478
  Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . .(4,587,617)      (3,696,092)
                                                                         -----------      -----------
  Net increase (decrease) in net assets resulting from capital
   share transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . (889,623)         740,279
                                                                         -----------      -----------
Total increase in net assets . . . . . . . . . . . . . . . . . . . . . . . 2,230,960        3,805,437
NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . 33,152,486       29,347,049
                                                                         -----------      -----------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$35,383,446      $33,152,486
                                                                         ===========      ===========

                           GREEN CENTURY EQUITY FUND
                              FINANCIAL HIGHLIGHTS



                                                                        FOR THE YEARS ENDED JULY 31,
                                                                  2005     2004     2003     2002     2001
                                                               -------------------------------------------
Net Asset Value, beginning of year . . . . . . . . . . . . . . $ 18.18  $ 16.45  $ 14.85  $ 20.84  $ 26.42
                                                               -------  -------  -------  -------  -------
Income from investment operations:
  Net investment income (loss) . . . . . . . . . . . . . . . . .. 0.12       --     0.01    (0.05)   (0.11)
  Net realized and unrealized gain (loss) on investment . . . . . 1.72     1.74     1.59    (4.62)   (4.66)
                                                               -------  -------  -------  -------  -------
Total increase (decrease) from investment operations . . . . . . .1.84     1.74     1.60    (4.67)   (4.77)
                                                               -------  -------  -------  -------  -------
Less dividends and distributions:
  Dividends from net investment income . . . . . . . . . . . . . (0.11)   (0.01)      --       --       --
  Distributions from net realized gains . . . . . . . . . . . . . . --       --       --    (1.32)   (0.81)
                                                               -------  -------  -------  -------  -------
Total decrease from dividends and distributions . . . . . . . . .(0.11)   (0.01)      --    (1.32)   (0.81)
                                                               -------  -------  -------  -------  -------
Net Asset Value, end of year . . . . . . . . . . . . . . . . . $ 19.91  $ 18.18  $ 16.45  $ 14.85  $ 20.84
                                                               =======  =======  =======  =======  =======
Total return . . . . . . . . . . . . . . . . . . . . . . . .  . .10.10%   10.61%   10.77%  (23.67)% (18.34)%
Ratios/Supplemental data:
  Net assets, end of year (in 000's) . . . . . . . . . . . . . $35,383  $33,152  $29,347  $27,387  $35,037
  Ratio of expenses to average net assets . . . . . . . . . . . . 1.50%    1.50%    1.50%    1.50%    1.50%
  Ratio of net investment income (loss) to average net assets . . 0.64%   (0.01)%   0.05%   (0.26)%  (0.51)%
  Portfolio turnover (a) . . . . . . . . . . . . . . . . . . . . . . 9%       8%       8%      13%      19%

(a) Represents portfolio turnover for the Index Portfolio.



                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
     The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio's income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Portfolio (2.20% at July 31, 2005). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:

     (A) BALANCED FUND INVESTMENT VALUATION: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market(R) and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than shortterm obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

EQUITY FUND INVESTMENT VALUATION: The Equity Fund records its investment in the Index Portfolio at fair value. Valuation of securities held by the Index Portfolio is discussed in Note 1 of the Index Portfolio's Notes to Financial Statements which are included elsewhere in this report.

(B) BALANCED FUND SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

     EQUITY FUND SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: The Equity Fund records daily its proportionate share of the Index Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(C) OPTIONS TRANSACTIONS: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.

     The Balanced Fund may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Balanced Fund continues to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

(D) REPURCHASE AGREEMENTS: The Balanced Fund may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Balanced Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Balanced Fund requires that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Balanced Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(E) DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. Accordingly, at July 31, 2005 for the Balanced Fund, a reclassification was recorded to increase accumulated net realized losses on investments by $298, and increase undistributed net investment income by $298. At July 31, 2005 for the Equity Fund, a reclassification was recorded to reduce accumulated net realized loss on investment by $1,131 and reduce paid-in capital by $1,131.

(F) FEDERAL TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.

(G) REDEMPTION FEE: A 2.00% redemption fee is retained by the Funds to offset the effect of transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 60 days or less from their purchase date. For the year ended July 31, 2005, the Balanced Fund and Equity Fund received $2,395 and $425, respectively, in redemption fees.

NOTE 2 -- TRANSACTIONS WITH AFFILIATES

(A) INVESTMENT ADVISER: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.

(B) SUBADVISER: Adams Harkness Asset Management, Inc. ("AHAM"), formerly Adams, Harkness & Hill, Inc., is the subadviser for the Balanced Fund. For its services, AHAM is paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually based on performance. For the year ended July 31, 2005, Green Century accrued fees of $121,437 to AHAM.

(C) ADMINISTRATOR: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at a rate such that immediately following any payment to the Administrator, total operating expenses, on an annual basis, are limited to 2.50% of the Fund's average daily net assets up to $30 million, 2.25% of the Fund's average daily net assets from $30 million to $100 million, and 1.75% of the Fund's average daily net assets in excess of $100 million, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

(D) SUBADMINISTRATOR: Pursuant to a Subadministrative Services Agreement with the Administrator, UMB Fund Services, Inc. ("UMBFS") as Subadministrator, is responsible for conducting certain dayto- day administration of the Trust subject to the supervision and direction of the Administrator. For the year ended July 31, 2005, Green Century accrued fees of $84,759 and $74,228 to UMBFS related to services performed on behalf of the Balanced Fund and the Equity Fund, respectively.

(E) DISTRIBUTION PLAN: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund pay a fee to UMB Distribution Services, LLC as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the year ended July 31, 2005, the Balanced Fund accrued and paid $148,796 to UMB Distribution Services, LLC for services provided pursuant to the Plan.

NOTE 3 -- INVESTMENT TRANSACTIONS

     The  Balanced   Fund's  cost  of  purchases  and  proceeds  from  sales  of
securities,  other  than  short-term  securities,   aggregated  $51,567,710  and
$49,745,496, respectively, for the year ended July 31, 2005.

     The Balanced Fund's activity in written options for the year ended July 31, 2005 was as follows:

                                                  PREMIUM             CONTRACTS
Options outstanding at July 31, 2004 . . . . . . $ 20,360                 200
Options written . . . . . . . . . . . . . . . . . 216,649               1,189
Options exercised . . . . . . . . . . . . . . . . . . .--                  --
Options expired . . . . . . . . . . . . . . . . .(104,205)               (500)
Options closed . . . . . . . . . . . . . . . . . (132,804)               (889)
                                                 --------            --------
Options outstanding at July 31, 2005 . . . . . . .$    --                  --
                                                 ========            ========

     Additions and reductions in the Equity Fund's investment in the Index Portfolio aggregated $3,498,680 and $4,966,224, respectively, for the year ended July 31, 2005.

     The tax basis of the components of distributable net earnings (deficit) at July 31, 2005 were as follows:


                                                       BALANCED FUND        EQUITY FUND
Undistributed ordinary income . . . . . . . . . . . . . . . $ 5,853             $ 29,576
Accumulated loss carryforwards . . . . . . . . . . . . .(19,294,841)          (4,916,962)
Unrealized appreciation (depreciation) on investments . . 6,480,319            3,952,895
Distributable net deficit . . . . . . . . . . . . . .  $(12,808,669)          $ (934,491)


     The Balanced and Equity Funds have accumulated capital loss carryforwards of $19,294,841 and $4,234,912 respectively, of which $9,924,611 and $0, respectively, expire in the year 2010, $9,370,230 and $3,840,474, respectively, expire in the year 2011 and $0 and $394,438, respectively, expire in the year 2012. To the extent that either Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. The Balanced and Equity Funds utilized $2,198,223 and $9,341, respectively, of their capital loss carryforwards during the year ended July 31, 2005.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

     At July 31, 2005, the Equity Fund had net realized capital losses on transactions between November 1, 2004 and July 31, 2005 of $682,050, which for tax purposes are deferred and will be recognized in fiscal year 2006.

     The tax character of distributions paid during the fiscal years ended July 31, 2005 and 2004 were as follows:

                                 BALANCED FUND                      EQUITY FUND
                           ---------------------------      ----------------------------
                            YEAR ENDED     YEAR ENDED        YEAR ENDED     YEAR ENDED
                           JULY 31, 2005  JULY 31, 2004     JULY 31, 2004  JULY 31, 2004
Ordinary income . . . . . . . $227,807       $480,216         $190,777        $26,089
Long-term capital gains . . . . . . --             --               --             --


     For the year ended July 31, 2005, 93.93% of dividends paid from net investment income from the Balanced Fund qualified for the 70% dividends received deduction available to corporate shareholders. The Balanced and Equity Funds intend to designate the maximum amount allowable as qualified dividend income.

NOTE 4 -- CAPITAL SHARE  TRANSACTIONS
     Capital Share transactions for the Balanced Fund and the Equity Fund were as follows:


                                  BALANCED FUND                    EQUITY FUND
                           ---------------------------      ----------------------------
                             FOR THE        FOR THE           FOR THE        FOR THE
                            YEAR ENDED     YEAR ENDED        YEAR ENDED     YEAR ENDED
                           JULY 31, 2005  JULY 31, 2004     JULY 31, 2004  JULY 31, 2004
Shares sold . . . . . . . . . 1,333,670      2,504,710        185,782         243,172
Reinvestment of dividends . . . .13,635         29,281          9,303           1,396
Shares redeemed . . . . . . .(1,137,060)    (4,100,707)      (241,433)       (205,364)
                             ----------     ----------     ----------      ----------
                                210,245     (1,566,716)       (46,348)         39,204
                             ==========     ==========     ==========      ==========


KPMG [LOGO]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Green Century Funds:

     We have audited the accompanying statements of assets and liabilities of the Green Century Balanced Fund and the Green Century Equity Fund (the "Funds"), portfolios of the Green Century Funds, including the Green Century Balanced Fund's portfolio of investments as of July 31, 2005, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the twoyear period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned by the Green Century Balanced Fund as of July 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Green Century Balanced Fund and the Green Century Equity Fund as of July 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.





                                                /s/KPMG
                                                KPMG LLP



Boston, Massachusetts
September 16, 2005

GREEN CENTURY FUNDS TRUSTEES AND OFFICERS

     The following table presents information about each Trustee and each Officer of the Trust as of July 31, 2005. Each Trustee and each Officer of the Trust noted as an "interested person" (as defined in the 1940 Act), and noted with an asterisk, is interested by virtue of his or her position with Green Century as described below. The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office.

     The Trust's Registration Statement includes additional information about the Trustees and is available, without charge, upon request by calling the following toll-free number: 1-800-93-GREEN.


                                POSITION(S) HELD                                                  NUMBER OF
                                 WITH THE TRUST                                                   PORTFOLIOS
                                 AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING            OVERSEEN
NAME, ADDRESS AND AGE             TIME SERVED       PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD     BY TRUSTEE
------------------------------------------------------------------------------------------------------------
Independent Trustees:
David J. Fine                    Trustee since    Proprietor, Law Offices of David J. Fine (since      2
3 Center Plaza                   1991             2001); Partner, Dangel & Fine LLP (from 1997
Suite 400                                         to 2001)
Boston, MA 02108
Age: 57


Douglas M. Husid                 Chairperson     Director, Goulston & Storrs, P.C. (since 1991)        2
400 Atlantic Avenue              since 2005,
Boston, MA 02110                 Trustee since
Age: 53                          1991


Stephen J. Morgan                Trustee since   Vice President, AMERESCO, Inc. (since 2000)           2
29 Temple Place                  1991
Suite 200
Boston, MA 02111
Age: 57


C. William Ryan                  Trustee since   Independent Tai Chi Instructor (since 2005);          2
29 Temple Place                  1991            Director, Brookline Tai Chi (since 1992); Owner,
Suite 200                                        Brookline Tai Chi (1992-2005)
Boston, MA 02111
Age: 50


James H. Starr                   Trustee since   Attorney, Starr and Associates, PC (since 1982);      2
29 Temple Place                  1991            County Commissioner, Gunnison County, CO
Suite 200                                        (since 1999)
Boston, MA 02111
Age: 57



                                POSITION(S) HELD                                                  NUMBER OF
                                 WITH THE TRUST                                                   PORTFOLIOS
                                 AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING            OVERSEEN
NAME, ADDRESS AND AGE             TIME SERVED       PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD     BY TRUSTEE
------------------------------------------------------------------------------------------------------------
Interested Trustees:
Douglas H. Phelps*               Trustee since   President (1996 to 2003) and Director (since          2
1550 Larimer St. #216            1997            1996), Green Century Capital Management, Inc.;
Denver, CO 80202                                 Chairman, Fund for Public Interest Research
Age: 58                                          (since 1982); President, Telefund, Inc. (since
                                                 1988); President, Grassroots Campaigns, Inc.
                                                 (since 2003)


Wendy Wendlandt*                 Trustee since   Senior Staff, Fund for Public Interest Research,      2
29 Temple Place                  1991            Center for Public Interest Research (since 1989)
Suite 200
Boston, MA 02111
Age: 43


Officers:                        President       Senior Vice President of Finance and Operations      Not
Kristina A. Curtis*              since 2005      (since 2002), Chief Operating Officer (1991 to       applicable
29 Temple Place                                  2002), Treasurer and Director (since 1991),
Suite 200                                        Senior Vice President (since 1991), Green
Boston, MA 02111                                 Century Capital Management, Inc.
Age: 52


Ethan Berkwits*                  Treasurer       Vice President of Marketing, Green Century           Not
29 Temple Place                  since 2005      Capital Management, Inc. (since 2004);               applicable
Suite 200                                        Consultant, Alliance Consulting Group
Boston, MA 02111                                 (1996-2003)
Age: 34


Amy Perry Basseches*             Secretary and   President (since 2003), Senior Vice President        Not
29 Temple Place                  Assistant       (2002 to 2003), Secretary (2002 to 2003), and        applicable
Suite 200                        Treasurer       Director (since 2002), Green Century Capital
Boston, MA 02111                 since 2003      Management, Inc.; Hiring Director, Fund for
Age: 40                                          Public Interest Research (since 1997)


Amy Puffer*                      Chief           Chief Compliance Officer, Green Century              Not
29 Temple Place                  Compliance      Capital Management, Inc. (since 2004); Senior        applicable
Suite 200                        Officer         Specialist, PFPC Inc. (2003-2004); Assistant Vice
Boston, MA 02111                 since 2004      President, CDCIXIS Asset Management
Age: 46                                          Services, Inc. (1996-2003)


                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 JULY 31, 2005

SECURITY                                                SHARES            VALUE
CONSUMER DISCRETIONARY --15.3%
American Greetings Corporation, Class A . . . . . . . . 19,100        $ 485,904
AutoZone, Inc. (a) . . . . . . . . . . . . . . . . . . .17,231        1,678,989
Bandag, Inc. . . . . . . . . . . . . . . . . . . . . . . 4,900          226,037
Bed Bath & Beyond (a) . . . . . . . . . . . . . . . . . 78,600        3,607,740
Best Buy Co., Inc. . . . . . . . . . . . . . . . . . . .80,000        6,128,000
Black&Decker Corp. . . . . . . . . . . . . . . . . . . .21,500        1,941,665
Bright Horizons Family Solutions, Inc. (a) . . . . . . . 6,400          292,992
Centex Corporation . . . . . . . . . . . . . . . . . . .33,900        2,507,922
Champion Enterprises, Inc. (a) . . . . . . . . . . . . .20,200          243,612
Charming Shoppes, Inc. (a) . . . . . . . . . . . . . . .29,400          344,862
Circuit City Stores, Inc. . . . . . . . . . . . . . . . 50,300          917,975
Claire's Stores, Inc. . . . . . . . . . . . . . . . . . 27,000          686,070
Comcast Corporation, Class A (a) . . . . . . . . . . . 588,058       18,071,023
Cooper Tire and Rubber Company . . . . . . . . . . . . .17,400          350,088
Dana Corporation . . . . . . . . . . . . . . . . . . . .39,500          620,545
Darden Restaurants, Inc. . . . . . . . . . . . . . . . .39,500        1,370,650
Delphi Automotive Systems Corporation . . . . . . . . .152,500          808,250
DeVry, Inc. (a) . . . . . . . . . . . . . . . . . . . . 18,100          360,009
Disney (Walt) Company (The) . . . . . . . . . . . . . .544,700       13,966,108
Dollar General Corporation . . . . . . . . . . . . . . .78,751        1,600,220
Dow Jones & Company . . . . . . . . . . . . . . . . . . 17,900          671,787
eBay Inc. (a) . . . . . . . . . . . . . . . . . . . . .323,772       13,527,194
Emmis Communications Corporation, Class A (a) . . . . . .8,860          181,896
FamilyDollar Stores Inc. . . . . . . . . . . . . . . . .44,800        1,155,840
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . 40,600        1,015,000
Gaiam, Inc. (a) . . . . . . . . . . . . . . . . . . . . .2,200           22,440
Gap Inc. . . . . . . . . . . . . . . . . . . . . . . . 201,397        4,251,491
Genuine Parts Company . . . . . . . . . . . . . . . . . 47,300        2,165,867
Harley-Davidson, Inc. . . . . . . . . . . . . . . . . . 75,900        4,037,121
Harman International Industries, Inc. . . . . . . . . . 17,220        1,480,059
Hartmarx Corporation (a) . . . . . . . . . . . . . . . . 8,500           86,870
Home Depot, Inc. (The) . . . . . . . . . . . . . . . . 572,044       24,889,634
Horton (D.R.), Inc. . . . . . . . . . . . . . . . . . . 73,033        3,000,196
Interface, Inc., Class A (a) . . . . . . . . . . . . . .11,400          116,394
Johnson Controls, Inc. . . . . . . . . . . . . . . . . .51,000        2,929,440
KBHome . . . . . . . . . . . . . . . . . . . . . . . . .22,400        1,834,784
Lee Enterprises, Inc. . . . . . . . . . . . . . . . . . 12,500          535,125

SECURITY                                                SHARES           VALUE
CONSUMER DISCRETIONARY--(CONTINUED)
Leggett & Platt, Incorporated . . . . . . . . . . . . . 51,300      $ 1,297,377
Limited Brands . . . . . . . . . . . . . . . . . . . . 101,330        2,470,425
Liz Claiborne, Inc. . . . . . . . . . . . . . . . . . . 28,000        1,165,080
Lowe's Companies, Inc. . . . . . . . . . . . . . . . . 206,300       13,661,186
Mattel, Inc. . . . . . . . . . . . . . . . . . . . . . 110,685        2,064,275
May Department Stores
Company . . . . . . . . . . . . . . . . . . . . . . . . 78,600        3,226,530
Maytag Corporation . . . . . . . . . . . . . . . . . . .22,600          381,262
McDonald's Corporation . . . . . . . . . . . . . . . . 337,900       10,532,343
McGraw-Hill Companies . . . . . . . . . . . . . . . . .100,000        4,601,000
Media General, Inc., Class A . . . . . . . . . . . . . . 6,800          465,800
Men's Wearhouse, Inc. (a) . . . . . . . . . . . . . . . 13,050          469,278
Meredith Corporation . . . . . . . . . . . . . . . . . .11,700          579,150
Modine Manufacturing Company . . . . . . . . . . . . . . 8,700          313,809
New York Times Company, Class A . . . . . . . . . . . . 38,900        1,226,128
Newell Rubbermaid, Inc. . . . . . . . . . . . . . . . . 73,378        1,824,911
Nordstrom, Inc. . . . . . . . . . . . . . . . . . . . . 65,500        2,424,155
Office Depot (a) . . . . . . . . . . . . . . . . . . . .84,000        2,383,920
Omnicom Group, Inc. . . . . . . . . . . . . . . . . . . 49,300        4,184,091
Penney (J.C.) Company, Inc. . . . . . . . . . . . . . . 70,100        3,935,414
Pep Boys -- Manny, Moe & Jack . . . . . . . . . . . . . 14,000          190,260
Phillips-Van Heusen Corporation . . . . . . . . . . . . .7,200          244,080
Pixar (a) . . . . . . . . . . . . . . . . . . . . . . . 23,400        1,006,434
Proliance International Inc. (a) . . . . . . . . . . . . 2,050           12,897
PulteHomes, Inc. . . . . . . . . . . . . . . . . . . . .31,900        2,986,478
Radio One, Inc. (a) . . . . . . . . . . . . . . . . . . .5,800           76,502
RadioShack Corporation . . . . . . . . . . . . . . . . .41,900          983,393
Reebok International Ltd. . . . . . . . . . . . . . . . 15,800          668,340
Ruby Tuesday, Inc. . . . . . . . . . . . . . . . . . . .15,800          395,316
Russell Corporation . . . . . . . . . . . . . . . . . . .8,300          157,036
Scholastic Corporation (a) . . . . . . . . . . . . . . . 9,700          358,609
Scripps (E.W.) Company (The), Class A . . . . . . . . . 33,100        1,672,543
Snap-On Incorporated . . . . . . . . . . . . . . . . . .15,050          552,034
SpartanMotors, Inc. . . . . . . . . . . . . . . . . . . .3,100           36,332
StanleyWorks . . . . . . . . . . . . . . . . . . . . . .19,900          973,707
Staples, Inc. . . . . . . . . . . . . . . . . . . . . .195,584        4,453,448
Starbucks Corporation (a) . . . . . . . . . . . . . . .103,957        5,462,940
Stride Rite Corporation . . . . . . . . . . . . . . . . 10,800          151,200
Target Corporation . . . . . . . . . . . . . . . . . . 235,500       13,835,625
Tiffany & Co. . . . . . . . . . . . . . . . . . . . . . 37,300        1,269,319

                                 JULY 31, 2005

SECURITY                                                SHARES            VALUE
CONSUMER DISCRETIONARY--(CONTINUED)
Timberland Company (The) (a) . . . . . . . . . . . . . .15,700        $ 524,066
TimeWarner, Inc. (a) . . . . . . . . . . . . . . . . 1,248,920       21,256,618
TJX Companies, Inc. . . . . . . . . . . . . . . . . . .123,800        2,910,538
Tribune Company . . . . . . . . . . . . . . . . . . . . 79,556        2,903,794
Tupperware Corporation . . . . . . . . . . . . . . . . .15,000          319,950
Univision Communications, Inc., Class A (a) . . . . . . 78,200        2,211,496
Valassis Communications Inc. (a) . . . . . . . . . . . .13,600          537,880
Value Line, Inc. . . . . . . . . . . . . . . . . . . . . 1,500           55,995
Visteon Corporation . . . . . . . . . . . . . . . . . . 34,000          302,600
Washington Post Company, Class B . . . . . . . . . . . . 1,800        1,599,840
Wendy's International, Inc. . . . . . . . . . . . . . . 30,100        1,556,170
Whirlpool Corporation . . . . . . . . . . . . . . . . . 17,800        1,423,644
                                                                   ------------
                                                                    246,405,017
                                                                   ------------
CONSUMER STAPLES--12.3%
Alberto-Culver Company,
Class B . . . . . . . . . . . . . . . . . . . . . . . . 22,450        1,012,944
Albertson's, Inc. . . . . . . . . . . . . . . . . . . . 98,800        2,105,428
Avon Products, Inc. . . . . . . . . . . . . . . . . . .126,900        4,150,899
Campbell Soup Company . . . . . . . . . . . . . . . . . 86,800        2,677,780
Church&Dwight Co., Inc. . . . . . . . . . . . . . . . . 17,700          664,635
Clorox Company . . . . . . . . . . . . . . . . . . . . .40,600        2,267,510
Coca-Cola Company . . . . . . . . . . . . . . . . . . .603,300       26,400,408
Colgate-Palmolive Company . . . . . . . . . . . . . . .139,500        7,385,130
Costco Wholesale Corporation . . . . . . . . . . . . . 127,830        5,876,345
CVS Corporation . . . . . . . . . . . . . . . . . . . .217,200        6,739,716
Estee Lauder Companies, Inc. (The), Class A . . . . . . 44,200        1,729,988
General Mills Incorporated . . . . . . . . . . . . . . .98,700        4,678,380
Gillette Company . . . . . . . . . . . . . . . . . . . 266,338       14,294,360
Green Mountain Coffee, Inc. (a) . . . . . . . . . . . . .1,800           63,090
Hain Celestial Group, Inc. (The) (a) . . . . . . . . . . 8,700          172,521
Heinz (H.J.) Company . . . . . . . . . . . . . . . . . .93,300        3,431,574
Hershey Foods Corporation . . . . . . . . . . . . . . . 57,400        3,666,138
Kellogg Company . . . . . . . . . . . . . . . . . . . . 92,800        4,204,768
Kimberly-Clark Corporation . . . . . . . . . . . . . . 127,564        8,133,481
Kroger Company (a) . . . . . . . . . . . . . . . . . . 196,000        3,890,600
Longs Drug Stores Corporation . . . . . . . . . . . . . .8,800          381,832
McCormick & Company, Inc. . . . . . . . . . . . . . . . 34,900        1,213,822
Nature's Sunshine Products, Inc. . . . . . . . . . . . . 4,200           83,790
PepsiAmericas, Inc. . . . . . . . . . . . . . . . . . . 29,200          752,776
PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . .446,370       24,340,556

SECURITY                                                SHARES            VALUE
CONSUMER STAPLES--(CONTINUED)
Procter & Gamble Company . . . . . . . . . . . . . . . 659,594     $ 36,693,214
Safeway Inc. . . . . . . . . . . . . . . . . . . . . . 120,600        2,930,580
Smucker (J.M.) Company . . . . . . . . . . . . . . . . .15,105          718,545
SUPERVALU, Inc. . . . . . . . . . . . . . . . . . . . . 36,900        1,306,260
Sysco Corporation . . . . . . . . . . . . . . . . . . .168,700        6,083,322
Tootsie Roll Industries, Inc. . . . . . . . . . . . . . 10,038          314,089
United Natural Foods, Inc. (a) . . . . . . . . . . . . .10,000          337,200
Walgreen Company . . . . . . . . . . . . . . . . . . . 273,400       13,084,924
Whole Foods Market, Inc. . . . . . . . . . . . . . . . .17,200        2,347,972
WildOatsMarkets, Inc. (a) . . . . . . . . . . . . . . . .6,550           87,967
Wrigley (Wm.) Jr. Company . . . . . . . . . . . . . . . 52,500        3,734,850
                                                                   ------------
                                                                    197,957,394
                                                                   ------------
ENERGY--2.6%
Anadarko Petroleum
Corporation . . . . . . . . . . . . . . . . . . . . . . 62,385        5,511,715
Apache Corporation . . . . . . . . . . . . . . . . . . .87,624        5,993,482
Cooper Cameron Corp. (a) . . . . . . . . . . . . . . . .14,200        1,007,916
Devon Energy Corporation . . . . . . . . . . . . . . . 126,244        7,081,025
EOG Resources, Inc. . . . . . . . . . . . . . . . . . . 64,300        3,928,730
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . 13,000          742,560
Kinder Morgan, Inc. . . . . . . . . . . . . . . . . . . 28,800        2,559,168
Noble Energy, Inc. . . . . . . . . . . . . . . . . . . .23,200        1,914,232
Pioneer Natural Resources Company . . . . . . . . . . . 38,700        1,676,871
Rowan Companies, Inc. . . . . . . . . . . . . . . . . . 29,200          997,472
Smith International . . . . . . . . . . . . . . . . . . 28,300        1,922,702
Sunoco, Inc. . . . . . . . . . . . . . . . . . . . . . .18,500        2,326,005
Williams Companies, Inc. . . . . . . . . . . . . . . . 152,100        3,230,604
XTO Energy Inc. . . . . . . . . . . . . . . . . . . . . 94,700        3,323,023
                                                                   ------------
                                                                     42,215,505
                                                                   ------------
FINANCIALS--22.7%
AFLAC, Inc. . . . . . . . . . . . . . . . . . . . . . 133,700         6,029,870
Allied Capital Corporation . . . . . . . . . . . . . . 36,100         1,026,684
AMBAC Financial Group, Inc. . . . . . . . . . . . . . .29,100         2,090,544
American Express Company . . . . . . . . . . . . . . .312,300        17,176,500
American International Group, Inc. . . . . . . . . . .691,676        41,638,895
AmSouth Bancorporation . . . . . . . . . . . . . . . . 94,500         2,637,495
BB&T Corporation . . . . . . . . . . . . . . . . . . .145,200         6,072,264
Capital One Financial Corporation . . . . . . . . . . .66,800         5,511,000
Cathay General Bancorp . . . . . . . . . . . . . . . . 12,990           461,665
Chittenden Corporation . . . . . . . . . . . . . . . . 13,220           387,214
Chubb Corporation . . . . . . . . . . . . . . . . . . .52,200         4,636,404

                                 JULY 31, 2005

SECURITY                                                SHARES            VALUE
FINANCIALS--(CONTINUED)
Cincinnati Financial
Corporation . . . . . . . . . . . . . . . . . . . . . .45,017       $ 1,855,601
Comerica Incorporated . . . . . . . . . . . . . . . . .44,800         2,737,280
Edwards (A.G.), Inc. . . . . . . . . . . . . . . . . . 20,887           925,294
Fannie Mae . . . . . . . . . . . . . . . . . . . . . .258,565        14,443,441
Fifth Third Bancorp . . . . . . . . . . . . . . . . . 139,011         5,991,374
First Horizon National Corporation . . . . . . . . . . 33,400         1,362,386
FirstFed Financial Corp. (a) . . . . . . . . . . . . . .4,500           281,160
Franklin Resources, Inc. . . . . . . . . . . . . . . . 53,100         4,291,542
Freddie Mac . . . . . . . . . . . . . . . . . . . . . 184,100        11,649,848
Genl Growth Properties . . . . . . . . . . . . . . . . 62,534         2,875,313
GoldenWest Financial . . . . . . . . . . . . . . . . . 75,100         4,890,512
Hartford Financial Services Group (The) . . . . . . . .79,000         6,365,030
Heartland Financial USA, Inc. . . . . . . . . . . . . . 4,200            86,100
Janus Capital Group Inc. . . . . . . . . . . . . . . . 62,026           931,631
Jefferson-Pilot Corporation . . . . . . . . . . . . . .36,925         1,852,527
KeyCorp . . . . . . . . . . . . . . . . . . . . . . . 108,700         3,721,888
Lincoln National Corporation . . . . . . . . . . . . . 46,700         2,255,610
M&T Bank Corp. . . . . . . . . . . . . . . . . . . . . 26,300         2,853,813
Maguire Properties Inc. . . . . . . . . . . . . . . . . 7,900           236,605
Marsh & McLennan Companies, Inc. . . . . . . . . . . .143,300         4,151,401
MBIA, Inc. . . . . . . . . . . . . . . . . . . . . . . 36,400         2,210,936
MBNACorporation . . . . . . . . . . . . . . . . . . . 339,475         8,541,191
Medallion Financial Corp. . . . . . . . . . . . . . . . 4,300            41,839
Mellon Financial Corporation . . . . . . . . . . . . .113,700         3,463,302
Merrill Lynch & Co., Inc. . . . . . . . . . . . . . . 252,292        14,829,724
MGIC Investment Corporation . . . . . . . . . . . . . .24,700         1,693,926
Moody's Corporation . . . . . . . . . . . . . . . . .. 73,500         3,477,285
Morgan (J.P.) Chase & Co. . . . . . . . . . . . . . . 937,892        32,957,525
National City Corporation . . . . . . . . . . . . . . 158,300         5,842,853
Northern Trust Corporation . . . . . . . . . . . . . . 54,100         2,748,280
PNC Financial Services Group . . . . . . . . . . . . . 75,300         4,127,946
Popular Inc. . . . . . . . . . . . . . . . . . . . .  .71,800         1,852,440
Progressive Corporation (The) . . . . . . . . . . . . .52,900         5,273,601
Providian Financial Corporation (a) . . . . . . . . . .77,000         1,455,300
Regions Financial Corp. (New) . . . . . . . . . . . . 123,700         4,161,268
SAFECO Corporation . . . . . . . . . . . . . . . . . . 34,300         1,884,442
Schwab (Charles) Corporation . . . . . . . . . . . .  303,700         4,160,690
SLMCorporation . . . . . . . . . . . . . . . . . . . .111,700         5,751,433
Sovereign Bancorp . . . . . . . . . . . . . . . . . . .98,700         2,367,813
St. Paul Travelers Companies, Inc. (The) . . . . . . .180,464         7,944,025

SECURITY                                                SHARES            VALUE
FINANCIALS--(CONTINUED)
State Street Corporation . . . . . . . . . . . . . . . 89,000       $ 4,426,860
SunTrust Banks, Inc. . . . . . . . . . . . . . . . . . 90,600         6,588,432
Synovus Financial Corporation . . . . . . . . . . . . .83,850         2,479,445
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . .489,221        14,705,983
UnumProvident Corporation . . . . . . . . . . . . . . .80,900         1,549,235
Wachovia Corporation . . . . . . . . . . . . . . . . .420,143        21,166,804
Wainwright Bank & Trust Co. . . . . . . . . . . . . . . 2,625            28,875
WashingtonMutual, Inc. . . . . . . . . . . . . . . . .233,804         9,931,994
Wells Fargo & Company . . . . . . . . . . . . . . . . 449,706        27,584,966
Wesco Financial Corporation . . . . . . . . . . . . . . 1,200           421,200
                                                                   ------------
                                                                    365,096,504
                                                                   ------------
HEALTH CARE--13.3%
Affymetrix Inc (a) . . . . . . . . . . . . . . . . . . 16,700           779,723
Allergan, Inc. . . . . . . . . . . . . . . . . . . . . 34,705         3,101,586
Amgen, Inc. (a) . . . . . . . . . . . . . . . . . . . 329,853        26,305,777
Bard (C.R.), Inc. . . . . . . . . . . . . . . . . . . .28,400         1,896,836
Bausch & Lomb Incorporated . . . . . . . . . . . . . . 14,400         1,218,960
Baxter International, Inc. . . . . . . . . . . . . . .165,400         6,495,258
Becton Dickinson and Company . . . . . . . . . . . . . 66,800         3,698,716
Biogen Idec Inc. (a) . . . . . . . . . . . . . . . . . 90,250         3,545,923
Biomet, Inc. . . . . . . . . . . . . . . . . . . . . . 66,400         2,531,832
Boston Scientific Corporation (a) . . . . . . . . . . 199,700         5,781,315
CIGNA Corporation . . . . . . . . . . . . . . . . . . .35,200         3,757,600
Cross Country Healthcare, Inc. (a) . . . . . . . . . . .8,600           169,764
Dionex Corporation (a) . . . . . . . . . . . . . . . . .5,600           258,496
Fisher Scientific (a) . . . . . . . . . . . . . . . . .32,000         2,145,600
Forest Laboratories, Inc. (a) . . . . . . . . . . . . .90,700         3,620,744
Genzyme Corporation (a) . . . . . . . . . . . . . . . .66,600         4,955,706
Guidant Corporation . . . . . . . . . . . . . . . . . .86,438         5,946,934
Hillenbrand Industries, Inc. . . . . . . .  . . . . . .15,500           796,855
Humana, Inc. (a) . . . . . . . . . . . . . . . . . . . 42,900         1,709,565
IMS Health, Inc. . . . . . . . . . . . . . . . . . . . 62,813         1,710,398
Invacare Corporation . . . . . . . . . . . . . . . . . .7,700           324,555
Invitrogen Corporation (a) . . . . . . . . . . . . . . 14,000         1,200,780
Johnson & Johnson . . . . . . . . . . . . . . . . . . 792,580        50,693,416
King Pharmaceuticals Inc. (a) . . . . . . . . . . . . .66,200           738,130
Manor Care, Inc. . . . . . . . . . . . . . . . . . . . 22,400           850,304
McKesson HBOC, Inc. . . . . . . . . . . . . . . . . . .77,820         3,501,900
MedImmune, Inc. (a) . . . . . . . . . . . . . . . . . .66,500         1,889,265
Medtronic, Inc. . . . . . . . . . . . . . . . . . . . 323,200        17,433,408
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . 587,200        18,238,432
Millipore Corporation (a) . . . . . . . . . . . . . .  13,700           839,399
Mylan Laboratories, Inc. . . . . . . . . . . . . . . . 75,475         1,310,246
St. JudeMedical, Inc. (a) . . . . . . . . . .  . . . . 97,400         4,617,734

                                 JULY 31, 2005

SECURITY                                                SHARES            VALUE
HEALTH CARE--(CONTINUED)
Stryker Corporation . . . . . . . . . . . . . . . . . .99,600       $ 5,387,364
Synovis Life Technologies, Inc. (a) . . . . . . . . . . 2,600            23,140
Thermo Electron Corporation (a) . . . . . . . . . . . .43,700         1,304,882
UnitedHealth Group Incorporated . . . . . . . . . . . 337,634        17,658,258
Waters Corporation (a) . . . . . . . . . . . . . . . . 30,600         1,385,568
Watson Pharmaceuticals (a) . . . . . . . . . . . . . . 29,200           975,280
Zimmer Holdings, Inc. (a) . . . . . . . . . . . . . . .65,700         5,411,052
                                                                   ------------
                                                                    214,210,701
                                                                   ------------
INDUSTRIALS--6.4%
3M Company . . . . . . . . . . . . . . . . . . . . . .205,500        15,412,499
Alaska Air Group, Inc. (a) . . . . . . . . . . . . . .. 6,900           241,362
American Power Conversion . . . . . . . . . . . . . . .48,000         1,349,280
AMR Corporation (a) . . . . . . . . . . . . . . . . . .37,600           528,280
Apogee Enterprises, Inc. . . . . . . . . . . . . . . . .7,400           116,994
Ault, Inc. (a) . . . . . . . . . . . . . . . . . . . . .1,200             3,420
Avery Dennison Corporation . . . . . . . . . . . . . . 27,400         1,552,758
Baldor Electric Company . . . . . . . . . . . . . . . . 8,800           220,352
Banta Corporation . . . . . . . . . . . . . . . . . . . 6,550           312,697
Brady Corporation, Class A . . . . . . . . . . . . . . 12,000           410,400
CLARCOR, Inc. . . . . . . . . . . . . . . . . . . . . .12,900           402,480
Cooper Industries, Inc., Class A . . . . . . . . . . . 24,800         1,601,584
Cross (A.T.) Company (a) . . . . . . . . . . . . . . . .3,800            19,038
Cummins, Inc. . . . . . . . . . . . . . . . . . . . . .11,600           991,104
Deere & Company . . . . . . . . . . . . . . . . . . . .65,700         4,830,921
DeltaAir Lines, Inc. (a) . . . . . . . . . . . . . . . 32,000            94,720
Deluxe Corporation . . . . . . . . . . . . . . . . . . 13,100           524,000
Donaldson Company, Inc. . . . . . . . . . . . . . . . .20,500           667,890
Donnelley (R.R.) & Sons Company . . . . . . . . . . . .57,400         2,069,270
Emerson Electric Company . . . . . . . . . . . . . . .111,600         7,343,280
Fastenal Company . . . . . . . . . . . . . . . . . . . 18,200         1,194,648
FedEx Corporation . . . . . . . . . . . . . . . . . . .80,500         6,769,245
GATX Corporation . . . . . . . . . . . . . . . . . . . 12,600           476,280
Graco, Inc. . . . . . . . . . . . . . . . . . . . . . .18,552           709,243
Grainger (W.W.), Inc. . . . . . . . . . . . . . . . . .22,400         1,395,968
Granite Construction Incorporated . . . . . . . . . . .10,625           363,588
Herman Miller, Inc. . . . . . . . . . . . . . . . . . .19,300           616,249
HNI Corporation . . . . . . . . . . . . . . . . . . . .13,300           773,395
Hubbell Incorporated, Class B . . . . . . . . . . . . .16,960           769,984
Ikon Office Solutions . . . . . . . . . . . . . . . . .38,800           372,480
Illinois Tool Works, Inc. . . . . . . . . . . . . . . .73,000         6,252,450
JetBlue Airways Corporation (a) . . . . . . . . . . . .27,300           573,300

SECURITY                                                SHARES            VALUE

INDUSTRIALS--(CONTINUED)
Kadant Inc. (a) . . . . . . . . . . . . . . . . . . . . 3,700          $ 84,545
Kansas City Southern Industries, Inc. (a) . . . . . . .20,000           451,200
Kelly Services, Inc. . . . . . . . . . . . . . . . . . .8,475           257,810
Lawson Products, Inc. . . . . . . . . . . . .. . . . .  2,500           102,300
Lincoln Electric Holdings, Inc. . . . . . . . . . . . .11,000           402,710
Masco Corporation . . . . . . . . . . . . . . . . . . 115,600          3,919,996
Milacron, Inc. (a) . . . . . . . . . . . . . . . . . . 12,633            23,624
Monster Worldwide (a) . . . . . . . . . . . . . . . . .31,200           947,544
Nordson Corporation . . . . . . . . . . . . . . . . . . 8,000           266,960
Norfolk Southern Corporation . . . . . . . . . . . .  106,700         3,970,307
Pall Corp. . . . . . . . . . . . . . . . . . . . . . . 34,200         1,059,174
Pitney Bowes, Inc. . . . . . . . . . . . . . . . . . . 60,800         2,710,464
Robert Half International, Inc. . . . . . . . . . . . .43,100         1,460,659
Ryder System, Inc. . . . . . . . . . . . . . . . . . . 18,000           701,820
Smith (A.O.) Corporation . . . . . . . . . . . . . . . .5,200           140,400
Southwest Airlines Co. . . . . . . . . . . . . . . . .193,962         2,752,321
SPX Corporation . . . . . . . . . . . . . . . . . . . .20,030           979,066
Standard Register Company . . . . . . . . . . . . . . . 6,000            91,500
Steelcase, Inc. . . . . . . . . . . . . . . . . . . . .27,100           396,744
Tennant Company . . . . . . . . . . . . . . . . . . . . 2,300            85,100
Thomas & Betts Corporation (a) . . . . . . . . . . . . 15,100           509,927
Toro Company . . . . . . . . . . . . . . . . . . . . . 10,800           434,592
Trex Company, Inc. (a) . . . . . . . . . . . . . . . .  3,700           108,780
United Parcel Service, Inc., Class B . . . . . . . . .296,933        21,667,201
Yellow Roadway Corporation (a) . . . . . . . . . . . . 13,880           734,391
                                                                   ------------
                                                                    103,218,294
                                                                   ------------
INFORMATION TECHNOLOGY--19.8%
3ComCorporation (a) . . . . . . . . . . . . . . . . . 103,000           374,920
Adaptec, Inc. (a) . . . . . . . . . . . . . . . . . . .27,400           105,490
ADC Telecommunications (a) . . . . . . . . . . . . . . 31,228           816,300
Advanced Micro Devices, Inc. (a) . . . . . . . . . . .103,800         2,084,304
Advent Software, Inc. (a) . . . . . . . . . . . . . . . 8,500           204,255
AnalogDevices, Inc. . . . . . . . . . . . . . . . . . .98,700         3,869,040
AndrewCorporation (a) . . . . . . . . . . . . . . . . .43,800           481,362
Apple Computer, Inc. (a) . . . . . . . . . . . . . . .219,900         9,378,735
AppliedMaterials, Inc. . . . . . . . . . . . . . . . .440,200         8,126,092
Arrow Electronics, Inc. (a) . . . . . . . . . . . . . .31,600           948,632
Autodesk, Inc. . . . . . . . . . . . . . . . . . . . . 61,500         2,102,685
Automatic Data Processing, Inc. . . . . . . . . . . . 155,474         6,904,600
BMC Software, Inc. (a) . . . . . . . . . . . . . . . . 60,800         1,160,672
CDWCorporation . . . . . . . . . . . . . . . . . . . . 19,500         1,209,000

                                 JULY 31, 2005

SECURITY                                                SHARES            VALUE
INFORMATION TECHNOLOGY--(CONTINUED)
Ceridian Corporation (a) . . . . . . . . . . . . . . . 39,700         $ 830,921
Cisco Systems, Inc. (a) . . . . . . . . . . . . . . 1,703,314        32,618,463
Coherent, Inc. (a) . . . . . . . . . . . . . . . . . .  7,700           262,108
Compuware Corporation (a) . . . . . . . . . . . . . . .98,800           832,884
Convergys Corp. (a) . . . . . . . . . . . . .  . . . ..35,500           516,525
Dell Inc. (a) . . . . . . . . . . . . . . . . . . . . 645,286        26,114,724
ElectronicArts Inc. (a) . . . . . . . . . . . . . . . .81,700         4,705,920
Electronic Data Systems Corporation . . . . . . . . . 139,800         2,875,686
EMC Corporation (a) . . . . . . . . . . . . . . . . . 641,800         8,786,242
Entegris, Inc. (a) . . . . . . . . . . . . . . . . . . 15,700           184,789
Gerber Scientific, Inc. (a) . . . . . . . . . . . . . . 5,700            34,314
Hewlett-Packard Company . . . . . . . . . . . . . . . 769,310        18,940,412
Hutchinson Technology Incorporated (a) . . . . . . . . .6,500           216,385
Imation Corporation . . . . . . . . . . . . . . . . . . 9,100           394,485
Intel Corporation . . . . . . . . . . . . . . . . . 1,645,355        44,654,935
Lexmark International Group, Inc. (a) . . . . . . . . .34,300         2,150,610
LSI Logic Corporation (a) . . . . . . . . . . . . . . 104,200         1,016,992
Lucent Technologies, Inc. (a) . . . . . . . . . . . 1,183,992         3,469,097
Merix Corporation (a) . . . . . . . . . . . . . . . . . 3,750            23,589
Micron Technology, Inc. (a) . . . . . . . . . . . . . 165,200         1,962,576
Microsoft Corporation . . . . . . . . . . . . . . . 2,678,230        68,589,470
Molex Incorporated . . . . . . . . . . . . . . . . . . 44,846         1,266,451
National Semiconductor Corporation . . . . . . . . . . 93,000         2,298,030
Novell, Inc. (a) . . . . . . . . . . . . . . . . . . .101,600           617,728
Novellus Systems, Inc. (a) . . . . . . . . . . . . . . 35,500         1,024,175
Palm Inc (a) . . . . . . . . . . . . . . . . . . . . . 13,904           396,820
Paychex, Inc. . . . . . . . . . . . . . . . . . . . . .94,800         3,309,468
Plantronics Inc. . . . . . . . . . . . . . . . . . . . 13,400           457,744
PolycomInc. (a) . . . . . . . . . . . . . . . . . . . .24,300           402,651
Qualcomm, Inc. . . . . . . . . . . . . . . . . . . . .436,200        17,225,538
RedHat, Inc. (a) . . . . . . . . . . . . . . . . . . . 43,700           665,988
Sapient Corporation (a) . . . . . . . . . . . . . . . .27,200           211,616
Scientific-Atlanta, Inc. . . . . . . . . . . . . . . . 40,400         1,555,400
Solectron Corporation (a) . . . . . . . . . . . . . . 262,000         1,006,080
Sun Microsystems, Inc. (a) . . . . . . . . . . . . . .913,300         3,507,072
Symantec Corporation (a) . . . . . . . .  . . . . . . 316,400         6,951,308
Tektronix, Inc. . . . . . . . . . . . . . . . . . . . .23,000           576,380
Tellabs, Inc. (a) . . . . . . . . . . . . . . . . . . 121,800         1,183,896
Texas Instruments, Inc. . . . . . . . . . . . . . . . 443,078        14,072,157
Xerox Corporation (a) . . . . . . . . . . . . . . . . 253,600         3,350,056
Xilinx, Inc. . . . . . . . . . . . . . . . . . . . . . 94,400         2,676,240
                                                                   ------------
                                                                    319,702,012
                                                                   ------------

SECURITY                                                SHARES            VALUE
MATERIALS --1.6%
Air Products & Chemicals, Inc. . . . . . . . . . . . . 61,400       $ 3,669,264
Airgas, Inc. . . . . . . . . . . . . . . . . . . . . . 17,800           525,100
Aleris International, Inc. (a) . . . . . . . . . . . . .6,100           139,507
Bemis Company, Inc. . . . . . . . . . . . . . . . . . .28,800           777,600
Cabot Corporation . . . . . . . . . . . . . . . . . . .16,800           581,112
Calgon Carbon Corporation . . . . . . . . . . . . . . .10,100            88,476
Caraustar Industries, Inc. (a) . . . . . . . . . . . . .7,200            86,184
CrownHoldings, Inc. (a) . . . . . . . . . . . . . . . .43,200           682,128
Ecolab, Inc. . . . . . . . . . . . . . . . . . . . . . 59,100         1,984,578
Engelhard Corporation . . . . . . . . . . . . . . . . .32,200           923,818
Fuller (H.B.) Company . . . . . . . . . . . . . . . . . 7,300           252,069
Lubrizol Corporation . . . . . . . . . . . . . . . . . 18,100           796,400
MeadWestvaco Corp. . . . . . . . . . . . . . . . . . . 48,512         1,417,521
Minerals Technologies, Inc. . . . . . . .  . . . . . .. 5,300           329,872
Nucor Corporation . . . . . . . . . . . . . . . . . . .43,100         2,389,895
Praxair, Inc. . . . . . . . . . . . . . . . . . . . .  87,000         4,296,930
Rock-Tenn Company, Class A . . . . . . . . . . . . . .  9,000           121,230
Rohm & Haas Company . . . . . . . . . . . . . . . . . .51,087         2,353,067
Schnitzer Steel Industries Inc.,
Class A . . . . . . . . . . . . . . . . . . . . . . . . 5,800           165,880
Sealed Air Corporation (a) . . . . . . . . . . . . . . 23,000         1,220,380
Sigma-Aldrich Corporation . . . . . . . . . . . . . . .18,400         1,180,544
Sonoco Products Company . . . . . . . . . . . . . . . .25,645           712,931
Valspar Corporation . . . . . . . . . . . . . . . . . .13,100           642,686
Wausau-Mosinee Paper Corporation . . . . . . . . . . . 15,700           197,506
Wellman, Inc. . . . . . . . . . . . . . . . . . . . . . 8,200            68,388
Worthington Industries, Inc. . . . . . . . . . . . . . 22,200           392,496
                                                                    -----------
                                                                     25,995,562
                                                                    -----------

TELECOMMUNICATION SERVICES --4.8%
AT&T Corporation . . . . . . . . . . . . . . . . . . .212,416         4,205,837
BellSouth Corporation . . . . . . . . . . . . . . . . 489,000        13,496,400
Citizens Communications Company . . . . . . . . . . . .92,367         1,213,702
SBC Communications, Inc. . . . . . . . . . . . . . . .880,428        21,526,465
Sprint Corp.--FONGroup . . . . . . . . . . . . . . . .394,500        10,612,050
Telephone and Data Systems,Inc. . . . . . . . . . . . .28,300         1,127,755
Verizon Communications . . . . . . . . . . . . . . . .737,522        25,245,378
                                                                    -----------
                                                                     77,427,587
                                                                    -----------
UTILITIES --0.8%
AGL Resources, Inc. . . . . . . . . . . . . . . . . . .20,600           792,070
Cascade Natural Gas Corporation . . . . . . . . . . . . 2,900            63,307
Cleco Corporation . . . . . . . . . . . . . . . . . . .12,200           274,256

                     PORTFOLIO OF INVESTMENTS--(CONCLUDED)

                                 JULY 31, 2005

SECURITY                                                SHARES            VALUE
UTILITIES --(CONTINUED)
Energen Corporation . . . . . . . . . . . . . . . . . .19,400         $ 680,940
Equitable Resources, Inc. . . . . . . . . . . . . . . .16,400         1,165,220
IDACORP, Inc. . . . . . . . . . . . . . . . . . . . . .11,300           355,385
KeySpan Corporation . . . . . . . . . . . . . . . . . .44,800         1,822,911
MGE Energy, Inc. . . . . . . . . . . . . . . . . . . . .4,400           162,932
National Fuel Gas Company . . . . . . . . . . . . . . .21,800           662,720
NICOR, Inc. . . . . . . . . . . . . . . . . . . . . .  11,400           465,348
NiSource, Inc. . . . . . . . . . . . . . . . . . . . . 73,647         1,788,886
Northwest Natural Gas Company . . . . . . . . . . . . . 6,500           250,835
OGE Energy Corporation . . . . . . . . . . . . . . . . 24,200           735,196
Peoples Energy Corporation . . . . . . . . . . . . . . 10,900           470,335
Pepco Holdings, Inc. . . . . . . . . . . . . . . . . . 50,700         1,210,209
Questar Corporation . . . . . . . . . . . . . . . . . .23,100         1,621,158
Southern Union Company (a) . . . . . . . . . . . . . . 24,306           618,345
WGL Holdings . . . . . . . . . . . . . . . . . . . . . 12,600           434,070
                                                                 --------------
                                                                     13,574,123
                                                                 --------------
TOTAL INVESTMENTS -- 99.6%
  (cost $1,362,330,689) (b) . . . . . . . . . . . . . . . . .    $1,605,802,699
Other Assets, Less
  Liabilities -- 0.4% . . . . . . . . . . . . . . . . . . . .         6,165,864
                                                                 --------------
NET ASSETS-- 100.0% . . . . . . . . . . . . . . . . . . . . .    $1,611,968,563


------------------------
(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $1,464,165,066. The aggregate gross unrealized appreciation is $345,976,822 and the aggregate gross unrealized depreciation is $204,339,189, resulting in net unrealized appreciation of $141,637,633.

     Copyright in the Domini 400 Social Index is owned by KLD Research & Analytics, Inc. and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                 JULY 31, 2005

ASSETS:
Investments at value (Cost $1,362,330,689) . . . . . . . . .     $1,605,802,699
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,630,037
Receivable for securities sold . . . . . . . . . . . . . . .            801,124
Dividends receivable . . . . . . . . . . . . . . . . . . . .          2,230,890
                                                                 --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . .      1,612,464,750
                                                                 --------------
LIABILITIES:
Management fee payable (Note 2) . . . . . . . . . . . . . . .           270,334
Other accrued expenses . . . . . . . . . . . . . . . . . . .            225,853
                                                                 --------------
    Total liabilities . . . . . . . . . . . . . . . . . . . .           496,187
                                                                 --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS . .     $1,611,968,563
                                                                 ==============

                            STATEMENT OF OPERATIONS

                            YEAR ENDED JULY 31, 2005

INVESTMENT INCOME
Dividends . . . . . . . . . . . . . . . . . . . .                  $ 33,980,615
EXPENSES
Management fee (Note 2) . . . . . . . . . . . . .     $ 3,165,651
Custody fees (Note 3) . . . . . . . . . . . . . .         248,619
Professional fees . . . . . . . . . . . . . . . .         140,158
Trustees fees . . . . . . . . . . . . . . . . . .          63,604
Miscellaneous . . . . . . . . . . . . . . . . . .          23,844
                                                    -------------
Total expenses . . . . . . . . . . . . . . . . .        3,641,876
    Fees paid indirectly (Note 3) . . . . . . . .         (93,517)
                                                    -------------
      Net expenses . . . . . . . . . . . . . . .                      3,548,359
                                                                  -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . .                    30,432,256
NET REALIZED LOSS ON INVESTMENTS
Proceeds from sales . . . . . . . . . . . . . . .   $ 202,332,853
Cost of securities sold . . . . . . . . . . . . .    (246,560,468)
                                                    -------------
Net realized loss on investments . . . . . . . .                    (44,227,615)

NET CHANGES IN UNREALIZED APPRECIATION
 OF INVESTMENTS
    Beginning of period . . . . . . . . . . . . .    $ 57,948,649
    End of period . . . . . . . . . . . . . . . .     243,472,010
                                                    -------------
      Net change in unrealized appreciation . . .                   185,523,361
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $171,728,002
                                                                  =============

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED              YEAR ENDED
                                                                    JULY 31, 2005            JULY 31, 2004

INCREASE IN NET ASSETS
From Operations:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . $ 30,432,256            $ 18,456,783
  Net realized loss on investments . . . . . . . . . . . . . . . . . (44,227,615)            (22,378,148)
  Net change in unrealized appreciation of investments . . . . . . . 185,523,361             162,852,493
                                                                  --------------          --------------
  Net Increase in Net Assets Resulting from Operations . . . . . . . 171,728,002             158,931,128
                                                                  --------------          --------------
Transactions in Investors' Beneficial Interest:
  Additions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .238,673,782             318,907,730
  Reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .(325,346,892)           (269,267,844)
                                                                  --------------          --------------
  Net Increase/(Decrease) in Net Assets from Transactions
   in Investors' Beneficial Interests . . . . . . . . . . . . . . . .(86,673,110)             49,639,886
                                                                  --------------          --------------
Total Increase in NetAssets . . . . . . . . . . . . . . . . . . . . . 85,054,892             208,571,014
NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . .1,526,913,671           1,318,342,657
                                                                  --------------          --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . $1,611,968,563          $1,526,913,671
                                                                  ==============          ==============

                              FINANCIAL HIGHLIGHTS

                                                                       YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------
                                                          2005         2004         2003         2002         2001
Net assets (in millions) . . . . . . . . . . . . . . . . $1,612      $1,527       $1,318      $ 1,239      $ 1,729
Total return . . . . . . . . . . . . . . . . . . . . . . .11.48%      12.01%       12.13%      (22.71)%     (17.28)%
Ratio of net investment income to average net assets
  (annualized) . . . . . . . . . . . . . . . . . . . . . . 1.92%       1.25%       1.32%         1.02%        0.78%
Ratio of expenses to average net assets (annualized) . .   0.22%(2)    0.24%(2)    0.23%(1)(2)   0.22%(2)     0.22%(2)
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . 9%          8%          8%           13%          19%


(1) Reflects an expense reimbursement and fee waiver by the Manager of 0.01% for the year ended July 31, 2003. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24% for the year ended July 31, 2003.

(2) Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.23%, 0.24%, 0.23%, 0.22%, and 0.21% for the years ended July 31, 2005,
     2004, 2003, 2002, and 2001, respectively.

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                 JULY 31, 2005

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     Domini Social Index Portfolio (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. Effective August 1, 2005, the Trust changed its name to Domini Social Trust, and renamed its series portfolio which had the same name, the Domini Social Index Trust (the "Portfolio"). The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991. The Domini European Social Equity Trust, another series of the Trust, is scheduled to commence operations on October 3, 2005.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) VALUATION OF INVESTMENTS. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B)  DIVIDEND INCOME. Dividend income is recorded on the ex-dividend date.

(C) FEDERAL TAXES. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) OTHER. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

NOTE 2 -- TRANSACTIONS WITH AFFILIATES
(A) MANAGER. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative

                         DOMINI SOCIAL INDEX PORTFOLIO
                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
                                 JULY 31, 2005

services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) SUBMANAGER. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM The Index's composition is determined by KLD Research & Analytics, Inc.

NOTE 3 -- INVESTMENT TRANSACTIONS
     For the year ended July 31, 2005, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $146,569,112 and $202,332,853, respectively. For the year ended July 31, 2005, custody fees of the Portfolio were reduced by $93,517, which was compensation for uninvested cash left on deposit with the custodian.

KPMG[LOGO]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees
and Investors Domini Social Trust:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Domini Social Index Portfolio (the "Portfolio"), a series of Domini Social Trust, as of July 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the fiveyear period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial
statements and financial highlights referred to above present fairly, in all material respects, the financial position of Domini Social Index Portfolio as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.



/s/KPMG
KMPG LLP



Boston, Massachusetts
September 16, 2005

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT  AND  SUBMANAGEMENT  AGREEMENTS

     The Board of Trustees of the Domini Social Index Portfolio approved the continuance of the Portfolio's Management and Submanagement Agreements with Domini Social Investments LLC (Domini) and SSgA Funds Management, Inc. (SSgA), respectively, on April 29, 2005. The Trustees, including all of the Independent Trustees, concluded that each of Domini and SSgA had the capabilities,
resources,   and  personnel   necessary  to  manage  the  Portfolio.

     In their deliberations, the Trustees considered the information provided to them throughout the year at regular board meetings, as well as the information prepared specifically in connection with the annual renewal review process. The Trustees evaluated all information available to them. The Trustees did not identify any particular information or factor that was all-important or controlling.

     In reaching their determination to approve the continuance of the Management and Submanagement Agreements, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations. The primary factors and the conclusions are described below.

NATURE,  QUALITY,  AND EXTENT OF SERVICES PROVIDED

     The Trustees considered that, pursuant to the Management and Submanagement Agreements, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to the Portfolio and for managing the investment of the assets of the Portfolio, which it does by engaging and overseeing the activities of SSgA. The Trustees also considered that SSgA provides the day-to-day portfolio management of the Portfolio, including making purchases and sales of portfolio securities consistent with the Portfolio's investment objective and policies. The terms of the Management and Submanagement Agreements were reviewed by the Trustees.

     The Trustees considered the scope and quality of the services provided by each of Domini and SSgA under the Management and Submanagement Agreements. They considered the professional experience, tenure, and qualifications of the Portfolio's portfolio management team and other senior personnel at Domini and SSgA, noting that they intended to continue to work with SSgA regarding diversity issues. The Trustees also considered Domini's capabilities and experience in the development and application of social and environmental screens and its reputation and leadership in the socially responsible investment community. In addition, they considered each of Domini's and SSgA's compliance policies and procedures and compliance record.

    The Trustees concluded that they were satisfied with the nature, quality, and extent of services provided by Domini and SSgA to the Portfolio under the Management and Submanagement Agreements.

COSTS OF SERVICES  PROVIDED AND PROFITABILITY

     The Trustees reviewed information provided to them by Domini concerning the costs borne by and profitability of Domini in respect of its advisory relationship with the Portfolio for the 2004 calendar year, along with a description of the methodology used by Domini in preparing the profitability information. They also reviewed information provided to them by SSgA concerning the costs borne by and profitability of SSgA in respect of its submanagement relationship with the Portfolio for the 2004 calendar year. The Trustees also reviewed the financial results realized by Domini in connection with the operations of the Portfolio and SSgA's statements of income for December 31, 2003, and December 31, 2004.


     The Trustees considered Domini's profit margin with respect to the Portfolio in comparison to industry data provided by Domini. They also reviewed SSgA's profit margin with respect to the Portfolio in comparison to the same industry data. They noted that the breakpoints proposed by Domini for the Management Agreement would likely reduce Domini's profit margins. The Trustees concluded that they were satisfied that each of Domini's and SSgA's level of profitability was not excessive in view of the nature, quality, and extent of services provided.

OTHER BENEFITS

     The Trustees considered the other benefits which Domini, SSgA, and their respective affiliates receive from their relationship with the Portfolio.

     The Trustees reviewed the character and amount of payments received by Domini and its affiliates, other than in respect of the Management and Submanagement Agreements. The Trustees considered the brokerage practices of Domini and SSgA and noted that, based on information provided to them, neither Domini nor SSgA received the benefits of "soft dollar" commissions with respect to the Portfolio. The Trustees also considered the intangible benefits that may accrue to Domini and SSgA and their respective affiliates by virtue of their relationship with the Portfolio.

     The Trustees concluded that the benefits received by each of Domini and SSgA and their respective affiliates, as outlined above, were reasonable in the context of the relationship between each of Domini and SSgA and the Portfolio.

INVESTMENT  RESULTS

     The Trustees reviewed the investment performance of the Portfolio. The Trustees considered the performance of the Portfolio for the three months, six months, one- and two-year periods ended December 31, 2004, and March 31, 2005, as well as its cumulative performance from inception through December 31, 2004, and through March 31, 2005. They considered the performance of the S&P 500 and the Domini 400 Social IndexSM for the same periods.

     Because the objective of the Portfolio is to provide its investors with a long-term total return that matches the performance of the Domini 400 Social IndexSM, the Trustees paid particular attention to the Portfolio's tracking error. They compared the tracking error to SSgA's tracking error with respect to other index funds for which it acts as adviser. They noted that the tracking error had been in an acceptable range. Based on their review, the Trustees concluded that the performance of the Portfolio over time had been satisfactory.

FEES AND OTHER EXPENSES

     The Trustees considered the advisory fees to be paid by the Portfolio to Domini and the submanagement fees to be paid by Domini to SSgA. The Trustees considered the level of advisory fees versus the peer group for the Portfolio, as well as the Portfolio's total expense ratio compared to those peers.

     The Trustees also reviewed the fees that each of Domini and SSgA charges its other clients with investment objectives similar to the Portfolio. The Trustees reviewed materials provided by Domini describing the differences in services provided to its non-fund client with similar objectives to the Portfolio and noted that the Portfolio, although it may receive more services than such non-fund client, paid a lower advisory fee. The Trustees also noted that Domini pays the submanager from its advisory fee for the Portfolio. The Trustees also considered that the advisory fees SSgA receives with respect to its other index clients are within the general range of the submanagement fee it receives with respect to the Portfolio.

The Trustees considered that, based on the information provided with respect to its peer group, the advisory fee for the Portfolio was the lowest in its peer group and lower than the relevant industry averages.

     The Trustees also noted that Domini would be implementing breakpoints in the fees payable to it under the Management Agreement and that such breakpoints would reduce the expense ratios as Portfolio assets increase. The Trustees concluded that the expense ratios for the Portfolio were satisfactory.

ECONOMIES OF SCALE

     The Trustees also considered whether economies of scale would be realized by Domini and SSgA as the Portfolio gets larger and the extent to which this is reflected in the level of fees charged. The Trustees noted that there were breakpoints in the SSgA submanagement fee and that Domini would implement breakpoints in the fees payable to it under the Management Agreement. The Trustees concluded that such breakpoints were an effective way to experience economies of scale for the Portfolio.

     The  Trustees  will   consider   whether  to  renew  the   Management   and
Submanagement Agreements again after a one-year period.

 TRUSTEES AND OFFICERS

     The following table presents information about each Trustee and each Officer of the Domini Social Index Portfolio as of July 31, 2005. Asterisks indicate that those Trustees and Officers are "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. Each Trustee and each Officer of the Portfolio noted as an interested person is interested by virtue of his or her position with Domini Social Investments LLC as described below. Unless otherwise indicated below, the address of each Trustee and each Officer is 536 Broadway, 7th Floor, New York, NY 10012. The Portfolio does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office. No Trustee or Officer is a director of a public company or a registered investment company other than, with respect to the Trustees, the Domini Funds.



                                                                                                        NUMBER OF
                                                                                                        FUNDS AND
                                                                                                        PORTFOLIOS IN
                                                                                                        THE DOMINI
                                                                                                        FAMILY OF
                                 POSITION(S)  HELD,                                                     FUNDS
                                 AND LENGTH OF       PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS       OVERSEEN
NAME AND AGE                     TIME SERVED         AND OTHER DIRECTORSHIPS HELD                       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------
Interested  Trustee and Officer:

Amy L. Domini*                   Chair, Trustee,     CEO (since 2002), President (2002-June 2005), and      5
Age: 55                          and President       Manager (since 1997), Domini Social Investments
                                 of the Portfolio    LLC; Manager, DSIL Investment Services LLC
                                 since 1990          (since 1998); Manager, Domini Holdings LLC
                                                     (holding company) (since 2002); Tom's of Maine,
                                                     Inc. (natural care products) (2004); Board
                                                     Member, Progressive Government Institute
                                                     (nonprofit education on executive branch of the
                                                     federal government) (since 2003); Board Member,
                                                     Financial Markets Center (nonprofit financial
                                                     markets research and education resources
                                                     provider) (2002-2004); Trustee, New England
                                                     Quarterly (periodical) (since 1998); Trustee,
                                                     Episcopal Church Pension Fund (since 1994);
                                                     CEO, Secretary, and Treasurer, KLD Research &
                                                     Analytics, Inc. (social research provider)
                                                     (1990-2000); Private Trustee, Loring, Wolcott &
                                                     Coolidge Office (fiduciary) (since 1987).






Disinterested Trustees:
Julia Elizabeth Harris           Trustee of the      Director and President, Alpha Global Solutions,        5
Age: 57                          Portfolio since     LLC (agribusiness) (2004); Trustee, Fiduciary
                                 1999                Trust Company (financial institution) (2001-2005);
                                                     Executive Vice President, UNC Partners, Inc.
                                                     (financial management) (since 1990).








                                                                                                        NUMBER OF
                                                                                                        FUNDS AND
                                                                                                        PORTFOLIOS IN
                                                                                                        THE DOMINI
                                                                                                        FAMILY OF
                                 POSITION(S)  HELD,                                                     FUNDS
                                 AND LENGTH OF       PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS       OVERSEEN
NAME AND AGE                     TIME SERVED         AND OTHER DIRECTORSHIPS HELD                       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------
  Kirsten S. Moy                 Trustee of the      Board Member, Community Reinvestment                   5
  Age: 58                        Portfolio           Fund (since 2003); Director, Economic
                                 since 1999          Opportunities Program, The Aspen Institute
                                                     (research and education) (since 2001);
                                                     Consultant on Social Investments, Equitable
                                                     Life/AXA (1998-2001); Project Director,
                                                     Community Development Innovation and
                                                     Infrastructure Initiative (research) (1998-2001).

William C. Osborn                Trustee of the      Manager, Massachusetts Green Energy Fund               5
Age: 61                          Portfolio           Management 1, LLC (venture capital) (since
                                 since 1997          2004); Manager, Commons Capital Management
                                                     LLC (venture capital) (since 2000); Special
                                                     Partner/Consultant, Arete Corporation (venture
                                                     capital) (since 1999); Director, World Power
                                                     Technologies, Inc. (power equipment
                                                     production) (1999-2004); Director, Investors'
                                                     Circle (socially responsible investor network)
                                                     (since 1999).

Karen Paul                       Trustee of the      Visiting Professor, Escuela Graduado                   5
Age: 60                          Portfolio           Administracion Direccion Empresas, Instituto
                                 since 1997          Tecnologico y de Estudios Superiores de
                                                     Monterrey (2004); Professor, Catholic University
                                                     of Bolivia (2003); Fulbright Fellow, U.S.
                                                     Department of State (2003); Partner, Trinity
                                                     Industrial Technology (1997-2002); Executive
                                                     Director, Center for Management in the
                                                     Americas (1997-2002); Professor of Management
                                                     and International Business, Florida
                                                     International University (since 1990).

Gregory A. Ratliff               Trustee of the      Community Investment Consultant (self-                 5
Age: 45                          Portfolio           employment) (since 2002); Senior Fellow,
                                                     The since 1999 Aspen Institute (research
                                                     and education) (2002); Director, Economic
                                                     Opportunity, John D. and Catherine T. MacArthur
                                                     Foundation (private philanthropy) (1997-2002).



                                                                                                        NUMBER OF
                                                                                                        FUNDS AND
                                                                                                        PORTFOLIOS IN
                                                                                                        THE DOMINI
                                                                                                        FAMILY OF
                                 POSITION(S)  HELD,                                                     FUNDS
                                 AND LENGTH OF       PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS       OVERSEEN
NAME AND AGE                     TIME SERVED         AND OTHER DIRECTORSHIPS HELD                       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------
John L. Shields                  Trustee of the      Managing Director, Navigant Consulting, Inc.           5
Age: 52                          Portfolio since     (management consulting firm) (since 2004); 2004
                                                     Advisory Board Member, Vestmark, Inc. (software
                                                     company) (since 2003); Managing Principal, Shields
                                                     Smith & Webber LLC (management consulting firm)
                                                     (2002-2004); President and CEO, Citizens Advisers,
                                                     Inc. (1998-2002); President and CEO, Citizens
                                                     Securities,  Inc. (1998-2002); President and
                                                     Trustee, Citizens Funds  (1998-2002).


Frederick C. Williamson, Sr      Trustee of the      President's Advisory Board, Salve Regina               5
Age: 89                          Portfolio since     University, Newport, R.I. (since 1999); Board
                                                     1990 Member, Preserve Rhode Island (nonprofit
                                                     preservation) (since 1999); Board of Directors,
                                                     Grow Smart Rhode Island (nonprofit state planning)
                                                     (since 1998); Advisor, National Parks and
                                                     Conservation Association (1997-2001); Chairman,
                                                     Rhode Island Historical Preservation and Heritage
                                                     Commission (state government) (since 1995);
                                                     Treasurer and Trustee, RIGHA Foundation (charitable
                                                     foundation supporting healthcare needs)
                                                     (since 1994); Trustee, National Park Trust
                                                     (nonprofit land acquisition) (since 1983); Trustee,
                                                     Rhode Island Black Heritage Society (nonprofit
                                                     education) (since 1974); State Historic
                                                     Preservation Officer (state government) (since 1969).

Officers:
Megan L. Dunphy*                 Secretary of the    Mutual Fund Counsel, Domini Social                     N/A
Age: 35                          Portfolio           since Investments LLC (since 2005); Secretary,
                                                     2005 Domini Funds (since 2005); Counsel, ING
                                                     (formerly Aetna Financial Services) (financial
                                                     services) (1999-2004).





                                                                                                        NUMBER OF
                                                                                                        FUNDS AND
                                                                                                        PORTFOLIOS IN
                                                                                                        THE DOMINI
                                                                                                        FAMILY OF
                                 POSITION(S)  HELD,                                                     FUNDS
                                 AND LENGTH OF       PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS       OVERSEEN
NAME AND AGE                     TIME SERVED         AND OTHER DIRECTORSHIPS HELD                       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------
Adam M. Kanzer*                  Chief Legal         General Counsel and Director of Shareholder            N/A
Age: 39                          Officer of the      Advocacy (since 1998) and Chief Compliance
                                 Portfolio since     Officer (April 2005-May 2005), Domini Social
                                 2003                Investments LLC; Chief Compliance Officer
                                                     (April 2005-July 2005) and Chief
                                                     Legal Officer (since 2003), Domini Funds.

Carole M. Laible*                Treasurer of the    President (since July 2005), Chief Operating           N/A
Age: 41                          Portfolio since     Officer (since 2002), and Financial/Compliance
                                 1997                Officer (1997-2003), Domini Social Investments LLC;
                                                     President and CEO (since 2002), Chief
                                                     Compliance Officer (since 2001), Chief Financial
                                                     Officer, Secretary, and Treasurer (since 1998),
                                                     DSIL Investment Services LLC; Treasurer, Domini Funds
                                                     (since 1997).


Steven D. Lydenberg*             Vice President of   Chief Investment Officer (since 2003) and              N/A
Age: 59                          the Portfolio       Member (since 1997), Domini Social
                                 since 1990          Investments LLC; Vice President, Domini Funds
                                                     (since 1990); Director (1990-2003) and Director
                                                     of Research (1990-2001), KLD Research & Analytics,
                                                     Inc. (social research provider).

Maurizio Tallini*                Chief Compliance    Chief Compliance Officer, Domini Social                N/A
Age: 31                          Officer of the      Investments LLC (since May 2005); Chief
                                 Portfolio since     Compliance Officer, Domini Funds (since July
                                 July 2005           2005); Venture Capital Controller, Rho
                                                     Capital Partners (venture capital) (2001-2005);
                                                     Manager, PricewaterhouseCoopers LLP (independent
                                                     registered public accounting firm) (1995-2001).


     The Portfolio's Registration Statement includes information about the Trustees and is available without charge, upon request, by calling the following toll-free number: 1-800-217-0017.

PROXY VOTING INFORMATION

     The Domini Funds' Proxy Voting Policies and Procedures are available,  free
of      charge,      by      calling      1-800-762-6814,       by      visiting
www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission's (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini's website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

     The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds' Forms N-Q are available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
Annual Report
--------------------------------------------------------------------------------
[LOGO] GREEN CENTURY FUNDS
July 31, 2005


INVESTMENT ADVISER (Balanced Fund)
AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place
Boston, MA
02111 1-800-93-GREEN
www.greencentury.com
email: info@greencentury.com

INVESTMENT SUBADVISER (Balanced Fund)
Adams Harkness Asset Management, Inc.
99 High Street
Boston, MA 02110

INVESTMENT MANAGER (Index Portfolio)
Domini Social Investments LLC
536 Broadway
New York, NY 10012

INVESTMENT SUBMANAGER (Index Portfolio)
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln street
Boston, MA 02111

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR and DISTRIBUTOR
UMB Fund Services, Inc. (Subadministrator)
UMB Distribution Services, LLC (Distributor)
803 West Michigan Street, Suite A
Milwaukee, WI 53233

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204-1806

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110



Balanced Fund
--------------------------------------------------------------------------------
Equity Fund
[LOGO] GREEN CENTURY FUNDS

An investment for your future.
Printed on recycled paper with soy-based ink.

ITEM 2.  CODE OF ETHICS

(a) The registrant has adopted a Code of Ethics applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer or controller.

(b) During the period covered by this report, there were no amendments to the provisions of the Code of Ethics referred to in Item 2(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the Code of Ethics referred to in Item 2(a) above.

(d) A copy of the registrant's Code of Ethics referred to in Item 2(a) above is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the registrant has determined that Stephen J. Morgan, a member of the Board's audit committee, qualifies as an "audit committee financial expert" as that term is defined in the instructions to Item 3 of Form N-CSR. Mr. Morgan is "independent" as that term is defined in the instructions to Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows.
                  For the fiscal year ended 7/31/05:  $22,000.00
                  For the fiscal year ended 7/31/04:  $18,750.00

(b) Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows. The services comprising the fees disclosed under this category are tax compliance monitoring and tax filing preparation.
                  For the fiscal year ended 7/31/05:  $7,700.00
                  For the fiscal year ended 7/31/04:  $6,600.00

(d) All Other Fees. No fees were billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1) The Charter of the Audit Committee of the Board requires that the Committee approve (a) all audit and permissible non-audit services to be provided to the Funds and (b) all permissible non-audit services to be provided by the Funds' independent auditors to the Funds' investment adviser or administrator or any entity controlling, controlled by, or under common control with the investment adviser or administrator that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has the duty to consider whether the non-audit services provided by the Funds' auditor to the Funds' investment adviser, administrator, or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditor's independence and to review and approve the fees proposed to be charged to the Funds by the auditors for each audit and non-audit service.

(e)(2)    One hundred percent of the services described in each of paragraphs
          (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant were the tax compliance, tax advice and tax planning fees listed in paragraph (c) of this Item and are as follows. No non-audit fees were billed by the registrant's accountant for services rendered to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
                  For the fiscal year ended 7/31/05:  $7,700.00
                  For the fiscal year ended 7/31/04:  $6,600.00

(h)       Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee of the registrant's Board of Trustees will consider nominations for Trustees recommended by shareholders. As disclosed in the registrant's Statement of Additional Information, shareholders may submit recommendations in writing to the Secretary of the Trust, c/o Green Century Capital Management, Inc., 29 Temple Place, Suite 200, Boston, MA 02111.

ITEM 11.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer has concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1) Code of Ethics: incorporated by reference to the Registrant's Form N-CSR filed on October 7, 2004.

(a)(2) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b) Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/Kristina A. Curtis
--------------------
Kristina A. Curtis
President
October 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Kristina A. Curtis
-----------------------
Kristina A. Curtis
President and Principal Executive Officer
October 5, 2005

/s/Ethan Berkwits
-----------------------
Ethan Berkwits
Treasurer and Principal Financial Officer
October 5, 2005